John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 54.1%		$545,012,885
(Cost $550,154,953)
Communication services 2.7%		26,901,848
Diversified telecommunication services 0.4%
BT Group PLC	920,050	1,816,476
Telkom Indonesia Persero Tbk PT	7,442,200	2,125,641
Entertainment 0.4%
Netflix, Inc. (A)	4,538	1,020,596
Take-Two Interactive Software, Inc. (A)	9,901	1,314,160
The Walt Disney Company (A)	7,532	799,145
Ubisoft Entertainment SA (A)	14,832	631,464
Interactive media and services 1.0%
Alphabet, Inc., Class A (A)	8,060	937,539
Alphabet, Inc., Class C (A)	5,165	602,446
Baidu, Inc., Class A (A)	137,793	2,381,669
CarGurus, Inc. (A)	74,457	1,808,561
Meta Platforms, Inc., Class A (A)	18,604	2,959,896
Tencent Holdings, Ltd.	22,000	850,274
Media 0.4%
Charter Communications, Inc., Class A (A)	286	123,581
DISH Network Corp., Class A (A)	39,133	679,740
Publicis Groupe SA	65,573	3,489,490
Wireless telecommunication services 0.5%
Bharti Airtel, Ltd. (A)	243,420	2,087,385
T-Mobile US, Inc. (A)	22,884	3,273,785
Consumer discretionary 1.8%		17,741,782
Automobiles 0.1%
Great Wall Motor Company, Ltd., H Shares	8,000	12,683
Mahindra & Mahindra, Ltd.	15,209	224,062
SAIC Motor Corp., Ltd., Class A	6,200	14,933
XPeng, Inc., A Shares (A)	18,983	230,483
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (B)(C)	4,386,258	369,096
Hotels, restaurants and leisure 0.4%
Airbnb, Inc., Class A (A)	31,113	3,452,921
Bloomberry Resorts Corp. (A)	67,425	7,406
Household durables 0.1%
Midea Group Company, Ltd., Class A	600	4,904
Panasonic Holdings Corp.	20,531	169,507
Skyline Champion Corp. (A)	19,610	1,241,313
Internet and direct marketing retail 0.8%
Alibaba Group Holding, Ltd. (A)	16,390	184,280
Amazon.com, Inc. (A)	43,542	5,875,993
Coupang, Inc. (A)	47,335	818,422
Etsy, Inc. (A)	10,518	1,090,927
Specialty retail 0.2%
Ulta Beauty, Inc. (A)	4,915	1,911,493
Textiles, apparel and luxury goods 0.2%
Li Ning Company, Ltd.	263,000	2,133,359
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples 0.4%		$4,109,727
Food products 0.0%
WH Group, Ltd. (B)	27,500	20,827
Personal products 0.1%
Unilever PLC	29,485	1,436,005
Tobacco 0.3%
Imperial Brands PLC	120,826	2,652,895
Energy 3.2%		32,429,125
Energy equipment and services 0.9%
Baker Hughes Company	20,469	525,849
China Oilfield Services, Ltd., H Shares	30,200	27,820
Diamond Offshore Drilling, Inc. (A)	233,472	1,575,936
Noble Corp. (A)	10,517	315,510
NOV, Inc.	41,554	773,320
ProFrac Holding Corp., Class A (A)	20,635	379,271
Schlumberger NV	69,672	2,579,954
Subsea 7 SA	212,948	1,919,210
Technip Energies NV	37,005	409,034
Tenaris SA, ADR	7,674	215,332
Vallourec SA (A)	5,259	48,730
Oil, gas and consumable fuels 2.3%
ARC Resources, Ltd.	246,527	3,457,596
Banpu PCL	61,300	22,569
Beach Energy, Ltd.	20,075	25,871
Chesapeake Energy Corp.	32,142	3,026,812
ConocoPhillips	8,532	831,273
Cosan SA	320,217	1,155,457
Coterra Energy, Inc.	59,348	1,815,455
Peabody Energy Corp. (A)	1,323	27,770
PetroChina Company, Ltd., Class A	29,900	23,177
Pioneer Natural Resources Company	28,814	6,827,477
Shell PLC	117,848	3,143,750
SK Innovation Company, Ltd. (A)	171	24,773
Thungela Resources, Ltd.	83,247	1,464,503
Viper Energy Partners LP	58,968	1,812,676
Financials 14.9%		150,197,089
Banks 6.6%
AIB Group PLC	2,370,907	5,392,977
Amerant Bancorp, Inc.	28,288	772,828
Ameris Bancorp	125,978	5,957,500
Australia & New Zealand Banking Group, Ltd.	126,352	2,042,008
Australia & New Zealand Banking Group, Ltd., Institutional Placement (A)	8,423	111,229
Banco Bradesco SA, ADR	5,874	19,502
Banco do Brasil SA	65,300	453,961
Bangkok Bank PCL	6,100	22,185
Bank Rakyat Indonesia Persero Tbk PT	2,744,500	810,157
BAWAG Group AG (A)(B)	116,299	5,369,496
Comerica, Inc.	25,230	1,962,137
Enterprise Financial Services Corp.	34,249	1,610,730
Fifth Third Bancorp	67,209	2,293,171
FinecoBank Banca Fineco SpA	408,999	5,083,025
First Busey Corp.	71,647	1,766,099
Fukuoka Financial Group, Inc.	91,100	1,614,721
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Home BancShares, Inc.	77,484	$1,828,622
KB Financial Group, Inc.	993	36,932
KBC Ancora	6,676	233,827
Kotak Mahindra Bank, Ltd.	69,163	1,591,592
Lloyds Banking Group PLC	1,858,914	1,029,203
M&T Bank Corp.	16,536	2,934,313
National Bank Holdings Corp., Class A	7,040	293,005
Pinnacle Financial Partners, Inc.	6,548	517,947
Popular, Inc.	36,875	2,864,081
Security Bank Corp.	15,000	24,658
Sumitomo Mitsui Financial Group, Inc.	680	21,333
Synovus Financial Corp.	177,120	7,152,106
The PNC Financial Services Group, Inc.	20,129	3,340,206
The Shiga Bank, Ltd.	65,400	1,331,312
UniCredit SpA	210,247	2,079,277
United Community Banks, Inc.	57,226	1,947,401
Western Alliance Bancorp	53,083	4,054,480
Capital markets 4.2%
Ares Management Corp., Class A	109,685	7,858,930
Hamilton Lane Alliance Holdings I, Inc. (A)	153,681	1,513,758
Morgan Stanley	103,940	8,762,142
Raymond James Financial, Inc.	26,119	2,571,938
Rothschild & Company	16,824	619,575
S&P Global, Inc.	8,503	3,205,036
The Charles Schwab Corp.	107,587	7,428,882
The Goldman Sachs Group, Inc.	30,708	10,237,740
Consumer finance 0.2%
American Express Company	12,690	1,954,514
SoFi Technologies, Inc. (A)	795	5,016
Diversified financial services 0.5%
Equitable Holdings, Inc.	88,510	2,516,339
Investor AB, B Shares	119,248	2,225,373
Insurance 3.2%
AIA Group, Ltd.	196,400	1,973,161
American International Group, Inc.	95,800	4,959,566
AXA SA	148,145	3,413,633
Beazley PLC	381,715	2,528,149
Enstar Group, Ltd. (A)	8,105	1,604,142
Fidelity National Financial, Inc.	51,194	2,045,712
Genworth Financial, Inc., Class A (A)	80,771	343,277
Intact Financial Corp.	44,787	6,666,200
Ping An Insurance Group Company of China, Ltd., H Shares	3,280	19,277
T&D Holdings, Inc.	234,500	2,654,080
Talanx AG	2,607	95,170
The Progressive Corp.	21,321	2,453,194
Trupanion, Inc. (A)	55,256	3,482,786
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	176,625	2,497,478
Health care 14.1%		142,566,345
Biotechnology 5.4%
Abcam PLC (A)	25,426	379,989
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Alkermes PLC (A)	50,011	$1,280,282
Alnylam Pharmaceuticals, Inc. (A)	4,937	701,251
Amicus Therapeutics, Inc. (A)	38,058	379,058
Amoy Diagnostics Company, Ltd., Class A	115,134	512,388
Apellis Pharmaceuticals, Inc. (A)	48,505	2,729,861
Argenx SE, ADR (A)	7,562	2,754,156
Ascendis Pharma A/S, ADR (A)	32,516	2,781,093
Blueprint Medicines Corp. (A)	22,390	1,143,233
Celldex Therapeutics, Inc. (A)	37,165	1,141,709
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Everest Medicines, Ltd. (A)(B)	120,528	249,549
Exact Sciences Corp. (A)	30,732	1,386,013
Galapagos NV (A)	764	38,761
Genmab A/S (A)	7,380	2,625,951
Genus PLC	30,187	1,045,484
Grifols SA (A)	133,906	1,953,906
Horizon Therapeutics PLC (A)	3,506	290,893
ImmunoGen, Inc. (A)	217,897	1,032,832
Incyte Corp. (A)	33,708	2,618,437
Ironwood Pharmaceuticals, Inc. (A)	98,788	1,131,123
Karuna Therapeutics, Inc. (A)	9,448	1,230,602
Kymera Therapeutics, Inc. (A)	45,957	1,012,433
Merus NV (A)	53,435	1,292,058
Mirati Therapeutics, Inc. (A)	24,449	1,574,516
Moderna, Inc. (A)	17,520	2,874,857
Myovant Sciences, Ltd. (A)	98,483	1,288,158
PMV Pharmaceuticals, Inc. (A)	83,495	1,248,250
PTC Therapeutics, Inc. (A)	3,450	150,248
Regeneron Pharmaceuticals, Inc. (A)	610	354,831
Remegen Company, Ltd., H Shares (A)(B)	64,000	366,376
REVOLUTION Medicines, Inc. (A)	7,300	164,907
Seagen, Inc. (A)	18,978	3,415,660
Stoke Therapeutics, Inc. (A)	7,534	111,428
Ultragenyx Pharmaceutical, Inc. (A)	2,734	145,668
Veracyte, Inc. (A)	21,649	570,235
Vertex Pharmaceuticals, Inc. (A)	37,919	10,632,857
Zentalis Pharmaceuticals, Inc. (A)	49,094	1,433,545
Health care equipment and supplies 1.9%
Alcon, Inc.	26,716	2,102,658
Align Technology, Inc. (A)	1,719	482,987
Baxter International, Inc.	19,514	1,144,691
Becton, Dickinson and Company	6,844	1,672,058
Boston Scientific Corp. (A)	14,582	598,591
ConvaTec Group PLC (B)	459,464	1,281,209
DexCom, Inc. (A)	30,805	2,528,474
DiaSorin SpA	7,695	1,069,932
Edwards Lifesciences Corp. (A)	18,805	1,890,655
Glaukos Corp. (A)	8,388	451,694
Hologic, Inc. (A)	26,904	1,920,408
IDEXX Laboratories, Inc. (A)	216	86,223
Inari Medical, Inc. (A)	809	62,762
Insulet Corp. (A)	1,459	361,540
Koninklijke Philips NV	30,666	634,671
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Lifetech Scientific Corp. (A)	367,117	$124,689
QuidelOrtho Corp. (A)	481	49,081
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	285,136	356,665
Smith & Nephew PLC	35,201	451,317
Stryker Corp.	9,944	2,135,474
Teleflex, Inc.	582	139,948
Health care providers and services 2.0%
AdaptHealth Corp. (A)	48,509	1,072,534
agilon health, Inc. (A)	48,813	1,221,789
Amedisys, Inc. (A)	1,952	233,947
Centene Corp. (A)	30,258	2,813,086
Covetrus, Inc. (A)	9,150	190,046
Elevance Health, Inc.	1,277	609,257
Encompass Health Corp.	20,529	1,039,178
Enhabit, Inc. (A)	10,264	179,723
Hapvida Participacoes e Investimentos S/A (B)	789,030	939,376
HCA Healthcare, Inc.	4,062	862,850
Humana, Inc.	8,195	3,949,990
Laboratory Corp. of America Holdings	1,634	428,418
Molina Healthcare, Inc. (A)	1,268	415,549
Owens & Minor, Inc.	31,332	1,109,466
UnitedHealth Group, Inc.	9,281	5,033,458
Health care technology 0.1%
Health Catalyst, Inc. (A)	4,899	82,009
Veeva Systems, Inc., Class A (A)	6,287	1,405,647
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	3,427	459,561
Avantor, Inc. (A)	2,580	74,872
Bio-Techne Corp.	3,082	1,187,433
Danaher Corp.	12,412	3,617,726
Hangzhou Tigermed Consulting Company, Ltd., A Shares	4,910	74,464
ICON PLC (A)	11,757	2,836,376
Illumina, Inc. (A)	418	90,572
Lonza Group AG	1,190	723,224
NanoString Technologies, Inc. (A)	52,895	677,056
NeoGenomics, Inc. (A)	22,915	231,900
Syneos Health, Inc. (A)	4,003	316,797
Tecan Group AG	2,697	957,803
Thermo Fisher Scientific, Inc.	511	305,788
Waters Corp. (A)	711	258,825
Pharmaceuticals 3.5%
Aclaris Therapeutics, Inc. (A)	100,760	1,552,712
Astellas Pharma, Inc.	41,456	649,258
AstraZeneca PLC	48,221	6,343,049
Bristol-Myers Squibb Company	6,737	497,056
Chugai Pharmaceutical Company, Ltd.	81,700	2,295,181
CSPC Pharmaceutical Group, Ltd.	874,543	957,585
Daiichi Sankyo Company, Ltd.	87,019	2,307,283
Eisai Company, Ltd.	16,133	738,808
Elanco Animal Health, Inc. (A)	18,695	378,761
Eli Lilly & Company	27,674	9,123,841
Hikma Pharmaceuticals PLC	34,278	724,534
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Intra-Cellular Therapies, Inc. (A)	21,338	$1,154,813
Novartis AG	33,449	2,874,260
Ono Pharmaceutical Company, Ltd.	51,376	1,444,637
Pfizer, Inc.	7,770	392,463
Roche Holding AG	154	51,129
UCB SA	24,627	1,924,323
Zoetis, Inc.	11,885	2,169,607
Industrials 4.3%		43,576,013
Aerospace and defense 0.8%
Babcock International Group PLC (A)	316,564	1,323,903
BWX Technologies, Inc.	58,525	3,317,197
Dassault Aviation SA	16,257	2,325,119
Hensoldt AG	34,194	876,716
Building products 0.4%
Builders FirstSource, Inc. (A)	23,736	1,614,048
Johnson Controls International PLC	43,344	2,336,675
Commercial services and supplies 0.2%
Aker Carbon Capture ASA (A)	73,307	165,231
Aris Water Solution, Inc., Class A	21,722	459,855
Serco Group PLC	724,805	1,667,554
Construction and engineering 0.1%
China Railway Group, Ltd., Class A	573,072	491,889
Metallurgical Corp. of China, Ltd., Class A	33,100	16,015
Sinopec Engineering Group Company, Ltd., H Shares	38,500	16,533
Electrical equipment 0.5%
Contemporary Amperex Technology Company, Ltd., Class A (A)	17,388	1,321,178
Fluence Energy, Inc. (A)	2,095	28,785
Generac Holdings, Inc. (A)	1,736	465,769
Schneider Electric SE	14,062	1,944,828
Zhejiang HangKe Technology, Inc., Company, Class A	112,718	1,252,689
Machinery 0.5%
CNH Industrial NV	184,426	2,375,897
IMI PLC	60,195	982,925
Sany Heavy Industry Company, Ltd., Class A	241,400	610,924
Sembcorp Marine, Ltd. (A)	213,700	16,880
SKF AB, B Shares	24,615	414,257
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	3,400	30,123
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	646,700	590,355
Marine 0.4%
Irish Continental Group PLC	947,584	3,793,161
Professional services 0.2%
Equifax, Inc.	11,901	2,486,238
Road and rail 0.7%
ALD SA (B)	209,060	2,476,530
Uber Technologies, Inc. (A)	207,984	4,877,225
Trading companies and distributors 0.5%
AerCap Holdings NV (A)	53,076	2,380,989
Applied Industrial Technologies, Inc.	28,703	2,887,235
Transportation infrastructure 0.0%
Malaysia Airports Holdings BHD (A)	20,848	29,290
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Information technology 10.3%		$104,023,034
Communications equipment 0.2%
Arista Networks, Inc. (A)	16,763	1,955,069
IT services 3.5%
Accenture PLC, Class A	2,901	888,460
Block, Inc. (A)	77,559	5,899,138
FleetCor Technologies, Inc. (A)	5,519	1,214,677
Gartner, Inc. (A)	2,615	694,230
Genpact, Ltd.	21,476	1,032,566
Global Payments, Inc.	7,849	960,090
GoDaddy, Inc., Class A (A)	42,775	3,173,050
Mastercard, Inc., Class A	18,708	6,618,703
MongoDB, Inc. (A)	8,587	2,683,180
Okta, Inc. (A)	58,131	5,722,997
Snowflake, Inc., Class A (A)	21,242	3,184,388
WEX, Inc. (A)	17,218	2,861,804
Semiconductors and semiconductor equipment 2.3%
Advanced Micro Devices, Inc. (A)	41,302	3,901,800
ASML Holding NV, NYRS	2,857	1,641,175
Intel Corp.	87,190	3,165,869
KLA Corp.	10,556	4,048,648
Marvell Technology, Inc.	100,715	5,607,811
NVIDIA Corp.	17,176	3,119,677
Rohm Company, Ltd.	3,234	239,997
Sanken Electric Company, Ltd.	15,470	596,372
STMicroelectronics NV	30,658	1,160,207
Software 4.3%
Adobe, Inc. (A)	3,797	1,557,226
Atlassian Corp. PLC, Class A (A)	11,066	2,316,335
Ceridian HCM Holding, Inc. (A)	71,728	3,928,543
Datadog, Inc., Class A (A)	30,179	3,078,560
Dynatrace, Inc. (A)	108,961	4,100,202
Five9, Inc. (A)	13,184	1,425,454
HubSpot, Inc. (A)	20,806	6,408,248
Intuit, Inc.	7,630	3,480,577
Lightspeed Commerce, Inc. (A)	118,149	2,534,296
Palo Alto Networks, Inc. (A)	9,431	4,707,012
salesforce.com, Inc. (A)	13,453	2,475,621
Samsara, Inc., Class A (A)	166,453	2,406,910
ServiceNow, Inc. (A)	7,597	3,393,276
Workday, Inc., Class A (A)	9,106	1,412,341
Technology hardware, storage and peripherals 0.0%
Samsung Electronics Company, Ltd.	9,053	428,525
Materials 1.6%		15,560,895
Chemicals 0.7%
Cabot Corp.	38,226	2,838,663
Guangzhou Tinci Materials Technology Company, Ltd., Class A	45,859	357,167
Livent Corp. (A)	40,038	996,546
Sinoma Science & Technology Company, Ltd., Class A	447,000	1,919,856
Yunnan Energy New Material Company, Ltd., Class A	22,800	724,792
Construction materials 0.1%
Anhui Conch Cement Company, Ltd., H Shares	176,865	699,798
China National Building Material Company, Ltd., H Shares	25,852	25,948
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining 0.8%
Angang Steel Company, Ltd., H Shares	60,000	$19,885
Anglo American PLC	11,095	401,027
Baoshan Iron & Steel Company, Ltd., Class A	656,100	553,453
Barrick Gold Corp.	126,472	1,990,669
Endeavour Mining PLC	39,324	775,701
Ganfeng Lithium Company, Ltd., Class A	32,560	431,843
Ganfeng Lithium Company, Ltd., H Shares (B)	53,720	485,750
Glencore PLC (A)	585,153	3,316,471
Vale SA, ADR	1,733	23,326
Real estate 0.2%		1,954,621
Equity real estate investment trusts 0.2%
Medical Properties Trust, Inc.	112,051	1,931,759
Real estate management and development 0.0%
BR Properties SA	14,049	22,862
Utilities 0.6%		5,952,406
Electric utilities 0.6%
American Electric Power Company, Inc. (E)	14,433	1,422,516
Constellation Energy Corp.	9,885	653,399
Enel SpA	188,863	952,108
Exelon Corp.	17,698	822,780
Korea Electric Power Corp. (A)	13,284	228,789
Public Power Corp. SA (A)	216,873	1,286,510
Gas utilities 0.0%
China Gas Holdings, Ltd.	177,741	273,214
Independent power and renewable electricity producers 0.0%

China Longyuan Power Group Corp., Ltd., H Shares	194,882	313,090
Preferred securities 0.7%		$7,557,770
(Cost $6,522,714)
Industrials 0.7%		7,557,770
Construction and engineering 0.7%

Fluor Corp., 6.500%	5,951	7,557,770
Exchange-traded funds 0.3%		$2,989,710
(Cost $2,908,361)
VanEck Gold Miners ETF	113,807	2,989,710

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$3,772,588
(Cost $3,688,673)
Financials 0.3%				3,772,588
Capital markets 0.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) (B)(F)	7.250	09-12-25	4,258,000	3,772,588

	Shares	Value
Warrants 0.0%		$2,726
(Cost $60,949)
Ribbit LEAP, Ltd., Class A (Expiration Date: 9-9-25; Strike Price: $11.50) (A)	20,269	2,726

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Contracts/Notional amount	Value
Purchased options 0.2%		$1,831,514
(Cost $7,008,099)
Calls 0.0%		404,966
Exchange Traded Option on Alnylam Pharmaceuticals, Inc. (Expiration Date: 8-19-22; Strike Price: $165.00; Notional Amount: 11,900) (A)	119	155,890
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 8-19-22; Strike Price: $55.00; Notional Amount: 90,300) (A)	903	18,060
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 9-16-22; Strike Price: $38.00; Notional Amount: 144,000) (A)	1,440	8,640
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-16-22; Strike Price: $362.00; Notional Amount: 66,200) (A)	662	33,762
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-16-22; Strike Price: $4,725.00; Notional Amount: 1,900) (A)	19	2,375
Over the Counter Option on Commerzbank AG (Expiration Date: 8-19-22; Strike Price: EUR 6.60; Counterparty: Goldman Sachs International) (A)(G)	300,931	113,649
Over the Counter Option on Commerzbank AG (Expiration Date: 8-19-22; Strike Price: EUR 6.80; Counterparty: JPMorgan Chase Bank, N.A.) (A)(G)	147,564	40,591
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(G)	51,044,529	19,142
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(G)	8,574,301	986
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: Goldman Sachs International) (A)(G)	7,653,501	635
Over the Counter Option on EURO STOXX 50 Index vs. S&P 500 Index (Expiration Date: 12-16-22; Strike Rate: 2.500%; Counterparty: JPMorgan Chase Bank, N.A.) (A)(G)	13,271,470	3,013
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 9-16-22; Strike Price: EUR 95.00; Counterparty: Goldman Sachs International) (A)(G)	54,154	6,220
Over the Counter Option on UniCredit SpA (Expiration Date: 8-19-22; Strike Price: EUR 12.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(G)	336,778	2,003
Puts 0.2%		1,426,548
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 8-19-22; Strike Price: $102.50; Notional Amount: 30,400) (A)	304	8,360
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 8-19-22; Strike Price: $117.50; Notional Amount: 20,800) (A)	208	10,712
Exchange Traded Option on Block, Inc. (Expiration Date: 8-19-22; Strike Price: $65.00; Notional Amount: 37,900) (A)	379	94,113
Exchange Traded Option on Datadog, Inc., Class A (Expiration Date: 8-19-22; Strike Price: $85.00; Notional Amount: 18,100) (A)	181	44,979
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 8-19-22; Strike Price: $270.00; Notional Amount: 2,800) (A)	28	23,660
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 8-19-22; Strike Price: $60.00; Notional Amount: 1,126,200) (A)	11,262	106,989
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-16-22; Strike Price: $170.00; Notional Amount: 344,000) (A)	3,440	681,120
Exchange Traded Option on MongoDB, Inc. (Expiration Date: 8-19-22; Strike Price: $275.00; Notional Amount: 2,700) (A)	27	19,794
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-19-22; Strike Price: $3,650.00; Notional Amount: 6,900) (A)	69	24,150
Exchange Traded Option on ServiceNow, Inc. (Expiration Date: 8-19-22; Strike Price: $410.00; Notional Amount: 3,700) (A)	37	22,385
Exchange Traded Option on Snowflake, Inc., Class A (Expiration Date: 8-19-22; Strike Price: $130.00; Notional Amount: 5,800) (A)	58	15,370
Exchange Traded Option on SPDR S&P Regional Banking ETF (Expiration Date: 9-16-22; Strike Price: $55.00; Notional Amount: 75,000) (A)	750	51,750
Exchange Traded Option on SPDR S&P Regional Banking ETF (Expiration Date: 9-16-22; Strike Price: $59.00; Notional Amount: 97,800) (A)	978	88,509
Exchange Traded Option on Xtrackers Harvest CSI 300 China A-Shares ETF (Expiration Date: 8-19-22; Strike Price: $30.50; Notional Amount: 554,600) (A)	5,546	221,839
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Option on KOSPI 200 Index (Expiration Date: 8-11-22; Strike Price: KRW 307.89; Counterparty: BNP Paribas SA) (A)(G)	46,341,461	$12,818

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 45.6%				$459,633,731
(Cost $459,772,384)
U.S. Government 39.3%				396,113,736
U.S. Cash Management Bill (E)	2.090	10-18-22	57,762,000	57,469,460
U.S. Cash Management Bill	2.550	11-22-22	11,135,000	11,045,244
U.S. Treasury Bill (E)	0.968	08-04-22	1,180,000	1,179,814
U.S. Treasury Bill (E)	0.971	08-11-22	88,960,000	88,909,713
U.S. Treasury Bill	0.987	08-02-22	10,970,000	10,969,459
U.S. Treasury Bill (E)	1.050	08-18-22	13,585,000	13,571,769
U.S. Treasury Bill (E)	1.120	10-06-22	10,615,000	10,571,165
U.S. Treasury Bill (E)	1.410	08-16-22	48,050,000	48,008,867
U.S. Treasury Bill	1.541	08-25-22	38,355,000	38,302,581
U.S. Treasury Bill (E)	1.650	08-30-22	26,980,000	26,933,707
U.S. Treasury Bill (E)	1.698	09-15-22	13,590,000	13,554,178
U.S. Treasury Bill	1.855	09-06-22	12,185,000	12,159,554
U.S. Treasury Bill	2.090	09-08-22	5,170,000	5,158,444
U.S. Treasury Bill	2.128	09-20-22	7,795,000	7,772,576
U.S. Treasury Bill (E)	2.140	09-13-22	47,090,000	46,975,468
U.S. Treasury Bill	2.437	10-20-22	3,550,000	3,531,737

	Yield (%)	Shares	Value
Short-term funds 6.3%			63,519,995
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8782(H)	63,519,995	63,519,995

Total investments (Cost $1,030,116,133) 101.2%	$1,020,800,924
Other assets and liabilities, net (1.2%)	(12,537,816)
Total net assets 100.0%	$1,008,263,108

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $92,485. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $134,680 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	The rate shown is the annualized seven-day yield as of 7-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 7-31-22:
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

United States	81.5%
United Kingdom	3.3%
China	1.9%
Ireland	1.6%
France	1.5%
Canada	1.5%
Japan	1.4%
Switzerland	1.4%
Other countries	5.9%
TOTAL	100.0%
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
SGX FTSE Taiwan Index Futures	35	Short	Aug 2022	$(1,791,720)	$(1,816,500)	$(24,780)
SGX Nifty 50 Index Futures	138	Short	Aug 2022	(4,570,701)	(4,781,286)	(210,585)
						$(235,365)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	6,995,000	USD	4,849,860	JPM	8/31/2022	$39,805	—
CAD	9,825,000	USD	7,630,880	JPM	8/31/2022	41,306	—
CAD	15,105,000	USD	12,031,786	BNP	9/21/2022	—	$(237,963)
CHF	5,340,000	USD	5,548,801	GSI	8/31/2022	72,996	—
CNH	14,143,000	USD	2,115,889	GSI	9/21/2022	—	(19,180)
DKK	13,070,000	USD	1,795,608	MSI	8/31/2022	2,549	—
EUR	2,050,000	USD	2,089,210	JPM	8/31/2022	10,177	—
EUR	20,893,000	USD	22,217,970	BNP	9/21/2022	—	(789,633)
EUR	9,963,000	USD	10,264,221	GSI	9/21/2022	—	(45,941)
EUR	4,297,000	USD	4,563,356	SCB	9/21/2022	—	(156,255)
GBP	7,221,000	USD	8,702,411	JPM	8/31/2022	97,101	—
GBP	10,006,000	USD	12,611,462	NWM	9/21/2022	—	(412,235)
HKD	42,470,000	USD	5,428,888	BNP	9/21/2022	—	(10,659)
JPY	491,500,000	USD	3,604,292	BNP	8/31/2022	89,223	—
JPY	1,221,800,000	USD	8,990,335	MSI	8/31/2022	191,227	—
JPY	1,479,000,000	USD	11,447,375	SCB	9/21/2022	—	(313,713)
KRW	4,370,780,000	USD	3,331,184	MSI	8/31/2022	22,997	—
KRW	6,369,770,000	USD	4,888,167	SCB	9/21/2022	1,524	—
USD	2,779,204	BRL	15,155,000	CITI	8/31/2022	—	(124,254)
USD	4,606,335	CAD	5,950,000	MSI	9/21/2022	—	(39,362)
USD	224,498	CNH	1,495,000	DB	9/21/2022	2,863	—
USD	9,197,770	CNH	62,279,000	MSI	9/21/2022	—	(35,132)
USD	3,146,941	EUR	3,078,000	DB	8/31/2022	—	(5,212)
USD	12,993,897	EUR	12,224,000	BNP	9/21/2022	456,685	—
USD	3,960,571	EUR	3,874,000	MSI	9/21/2022	—	(12,692)
USD	26,254,795	EUR	25,159,000	SCB	9/21/2022	451,151	—
USD	4,003,297	GBP	3,251,000	BNP	9/21/2022	39,706	—
USD	3,011,048	GBP	2,500,000	MSI	9/21/2022	—	(36,931)
USD	3,171,179	INR	254,040,000	MSI	8/30/2022	—	(23,803)
USD	4,964,653	KRW	6,369,770,000	MSI	9/21/2022	74,963	—
						$1,594,273	$(2,262,965)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alnylam Pharmaceuticals, Inc.	USD	195.00	Aug 2022	119	11,900	$115,178	$(60,095)
Exchange-traded	Block, Inc.	USD	90.00	Aug 2022	379	37,900	50,664	(50,664)
Exchange-traded	Datadog, Inc., Class A	USD	120.00	Aug 2022	181	18,100	22,748	(43,712)
Exchange-traded	HubSpot, Inc.	USD	340.00	Aug 2022	28	2,800	22,307	(28,700)
Exchange-traded	MongoDB, Inc.	USD	365.00	Aug 2022	27	2,700	6,254	(6,254)
Exchange-traded	ServiceNow, Inc.	USD	520.00	Aug 2022	37	3,700	13,876	(3,700)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	Snowflake, Inc., Class A	USD	170.00	Aug 2022	58	5,800	$13,185	$(14,210)
							$244,212	$(207,335)
Puts
Exchange-traded	Alnylam Pharmaceuticals, Inc.	USD	95.00	Aug 2022	119	11,900	$76,108	$(27,370)
Exchange-traded	Financial Select Sector SPDR Fund	USD	25.00	Sep 2022	1,440	144,000	55,700	(4,320)
Exchange-traded	iShares Russell 2000 ETF	USD	150.00	Sep 2022	3,440	344,000	293,490	(166,839)
Exchange-traded	SPDR S&P Regional Banking ETF	USD	45.00	Sep 2022	729	72,900	25,039	(5,103)
Exchange-traded	SPDR S&P Regional Banking ETF	USD	49.00	Sep 2022	978	97,800	21,203	(11,736)
							$471,540	$(215,368)
							$715,752	$(422,703)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	3,300.00	Aug 2022	69	6,900	$129,491	$(6,383)
							$129,491	$(6,383)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Europe ETF	1-Month USD OBFR - 0.28%	Monthly	USD	11,956,713	May 2023	CITI	—	$(1,203,747)	$(1,203,747)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.50%	Monthly	USD	499,198	May 2023	GSI	—	(14,799)	(14,799)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	898,078	May 2023	GSI	—	(26,567)	(26,567)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	795,666	May 2023	GSI	—	(23,538)	(23,538)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	111,212	May 2023	GSI	—	(4,522)	(4,522)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	657,878	May 2023	GSI	—	(26,749)	(26,749)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	148,788	May 2023	GSI	—	(6,050)	(6,050)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	2,481,951	May 2023	GSI	—	—	—
Pay	iShares Russell 2000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,755,371	May 2023	GSI	—	(55,079)	(55,079)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,881,620	May 2023	GSI	—	(59,974)	(59,974)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,424,506	May 2023	GSI	—	(45,404)	(45,404)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	621,942	May 2023	GSI	—	(19,824)	(19,824)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,336,468	May 2023	GSI	—	(138,219)	(138,219)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,336,287	May 2023	GSI	—	(74,466)	(74,466)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.00%	Monthly	USD	1,751,270	May 2023	GSI	—	(56,172)	(56,172)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	418,855	May 2023	GSI	—	(13,350)	(13,350)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,414,728	May 2023	GSI	—	—	—
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	194,817	May 2023	GSI	—	(8,628)	(8,628)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	185,625	May 2023	GSI	—	(8,221)	(8,221)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	306,226	May 2023	GSI	—	(13,562)	(13,562)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	292,864	May 2023	GSI	—	(12,970)	(12,970)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	114,728	May 2023	GSI	—	(5,081)	(5,081)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	787,693	May 2023	GSI	—	(34,886)	(34,886)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	234,053	May 2023	GSI	—	(10,366)	(10,366)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	987,361	May 2023	GSI	—	(43,729)	(43,729)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	538,151	May 2023	GSI	—	(23,834)	(23,834)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,074,344	May 2023	GSI	—	(47,581)	(47,581)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	365,547	May 2023	GSI	—	$(16,190)	$(16,190)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	547,768	May 2023	GSI	—	(24,260)	(24,260)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,566,152	May 2023	GSI	—	(113,651)	(113,651)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,789,821	May 2023	GSI	—	(123,557)	(123,557)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.75%	Monthly	USD	1,004,298	May 2023	GSI	—	(44,611)	(44,611)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.75%	Monthly	USD	3,264,734	May 2023	GSI	—	(145,021)	(145,021)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,010,426	May 2023	GSI	—	(44,750)	(44,750)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.33%	Monthly	USD	2,543,898	May 2023	GSI	—	(129,610)	(129,610)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	627,684	May 2023	GSI	—	(29,661)	(29,661)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,097,413	May 2023	GSI	—	(99,113)	(99,113)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,697,463	May 2023	GSI	—	(127,469)	(127,469)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,158,255	May 2023	GSI	—	(54,733)	(54,733)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	617,026	May 2023	GSI	—	(29,158)	(29,158)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	764,275	May 2023	GSI	—	(36,116)	(36,116)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	571,232	May 2023	GSI	—	(26,994)	(26,994)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	461,091	May 2023	GSI	—	(21,789)	(21,789)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	216,729	May 2023	GSI	—	(10,242)	(10,242)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,328,401	May 2023	GSI	—	(62,774)	(62,774)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	694,400	May 2023	GSI	—	(30,040)	(30,040)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	975,477	May 2023	GSI	—	(42,200)	(42,200)
Pay	SPDR S&P 500 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	664,793	May 2023	GSI	—	(28,759)	(28,759)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.90%	Monthly	USD	831,093	May 2023	GSI	—	(27,167)	(27,167)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.90%	Monthly	USD	3,014,635	May 2023	GSI	—	(98,544)	(98,544)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	4,644,156	May 2023	GSI	—	(151,294)	(151,294)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	7,384,683	May 2023	GSI	—	(240,573)	(240,573)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.50%	Monthly	USD	3,403,475	May 2023	GSI	—	(110,876)	(110,876)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	8,084,989	May 2023	GSI	—	(262,882)	(262,882)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,284,936	May 2023	GSI	—	(171,838)	(171,838)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,636,931	May 2023	GSI	—	(53,224)	(53,224)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	32,541,837	May 2023	GSI	—	(2,492)	(2,492)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	24,406,257	May 2023	GSI	$(40,642)	38,773	(1,869)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	32,948,472	May 2023	GSI	—	(2,524)	(2,524)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS	Monthly	JPY	40,270,301	May 2023	GSI	(67,059)	63,975	(3,084)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	30,734,640	May 2023	GSI	—	(2,354)	(2,354)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	22,129,068	May 2023	GSI	—	(1,695)	(1,695)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	15,031,142	May 2023	GSI	(25,030)	23,879	(1,151)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	16,926,115	May 2023	GSI	—	(1,296)	(1,296)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	18,677,934	May 2023	GSI	—	(1,431)	(1,431)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.20%	Monthly	JPY	19,440,136	May 2023	GSI	—	(1,489)	(1,489)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	11,287,960	May 2023	GSI	—	(865)	(865)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	7,704,047	May 2023	GSI	—	(590)	(590)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	6,186,985	May 2023	GSI	—	(474)	(474)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	4,537,143	May 2023	GSI	—	$(348)	$(348)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	3,986,308	May 2023	GSI	—	94	94
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	3,266,647	May 2023	GSI	—	(250)	(250)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	2,870,998	May 2023	GSI	—	68	68
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	3,005,239	May 2023	GSI	—	(230)	(230)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	2,639,372	May 2023	GSI	—	62	62
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	13,824,483	May 2023	GSI	—	(1,059)	(1,059)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	12,143,838	May 2023	GSI	—	287	287
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	2,488,486	May 2023	GSI	—	(191)	(191)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	2,185,852	May 2023	GSI	—	52	52
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	4,562,038	May 2023	GSI	$(198)	(151)	(349)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	4,007,719	May 2023	GSI	—	95	95
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	1,200,952	May 2023	GSI	—	28	28
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	1,368,484	May 2023	GSI	—	(105)	(105)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	5,411,102	May 2023	GSI	—	128	128
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	6,158,897	May 2023	GSI	—	(472)	(472)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	5,407,210	May 2023	GSI	—	128	128
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	6,158,578	May 2023	GSI	—	(472)	(472)
Pay	TOPIX Index	1-Month JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	3,999,933	May 2023	GSI	—	94	94
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	305,134	May 2023	GSI	—	(13,777)	(13,777)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,837,593	May 2023	GSI	—	(128,118)	(128,118)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,476,221	May 2023	GSI	—	(202,102)	(202,102)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,736,258	May 2023	GSI	—	(78,392)	(78,392)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	7,040,032	May 2023	GSI	—	(317,858)	(317,858)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,779,719	May 2023	GSI	—	(260,955)	(260,955)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,821,680	May 2023	GSI	—	—	—
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	852,872	May 2023	JPM	—	(22,187)	(22,187)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,396,570	May 2023	JPM	—	(36,331)	(36,331)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,940,010	May 2023	JPM	—	(50,468)	(50,468)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,322,435	May 2023	JPM	—	(34,403)	(34,403)
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 3.96%	Monthly	USD	1,513,328	May 2023	JPM	—	(154,524)	(154,524)
Pay	iShares Expanded Tech Sector ETF	1-Month USD OBFR - 1.70%	Monthly	USD	343,610	May 2023	JPM	—	—	—
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.08%	Monthly	USD	656,658	May 2023	JPM	—	$(58,813)	$(58,813)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 1.45%	Monthly	USD	6,491,164	May 2023	JPM	—	(583,016)	(583,016)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	898,086	May 2023	JPM	—	(80,351)	(80,351)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	304,973	May 2023	JPM	—	(27,454)	(27,454)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	449,799	May 2023	JPM	—	(40,491)	(40,491)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.86%	Monthly	USD	96,741	May 2023	JPM	—	(8,748)	(8,748)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	14,681,410	May 2023	JPM	—	(1,328,465)	(1,328,465)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.95%	Monthly	USD	11,418,639	May 2023	JPM	—	(1,033,229)	(1,033,229)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.20%	Monthly	USD	8,688,184	May 2023	JPM	—	(1,721,316)	(1,721,316)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 0.96%	Monthly	USD	789,248	May 2023	JPM	—	(156,235)	(156,235)
Pay	S&P Oil & Gas Equipment Select Industry Index	1-Month USD OBFR - 0.05%	Monthly	USD	1,706,014	May 2023	JPM	—	(283,203)	(283,203)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.36%	Monthly	USD	547,492	May 2023	JPM	—	(477)	(477)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.36%	Monthly	USD	1,980,125	May 2023	JPM	—	(3,134)	(3,134)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	456,784	May 2023	JPM	$(296,664)	295,948	(716)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	1,177,514	May 2023	JPM	—	(1,839)	(1,839)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	686,795	May 2023	JPM	—	(1,073)	(1,073)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.33%	Monthly	USD	3,534,242	May 2023	JPM	—	(5,520)	(5,520)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	944,019	May 2023	JPM	—	(1,389)	(1,389)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	5,590,821	May 2023	JPM	—	(8,208)	(8,208)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	3,655,889	May 2023	JPM	—	(5,368)	(5,368)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.20%	Monthly	USD	359,596	May 2023	JPM	—	(528)	(528)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.32%	Monthly	USD	2,267,720	May 2023	JPM	—	(3,526)	(3,526)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	2,696,319	May 2023	JPM	—	(3,725)	(3,725)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	3,649,976	May 2023	JPM	—	(5,042)	(5,042)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,638,590	May 2023	JPM	—	(2,264)	(2,264)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	1,988,143	May 2023	JPM	—	(2,461)	(2,461)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	1,737,640	May 2023	JPM	—	(2,151)	(2,151)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.00%	Monthly	USD	2,081,504	May 2023	JPM	—	60,485	60,485
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 0.82%	Monthly	USD	2,069,187	May 2023	JPM	—	17,512	17,512
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.81%	Monthly	USD	671,594	May 2023	JPM	—	(50,871)	(50,871)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.81%	Monthly	USD	4,623,050	May 2023	JPM	—	(350,179)	(350,179)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.73%	Monthly	USD	282,670	May 2023	JPM	—	(21,560)	(21,560)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.11%	Monthly	USD	3,044,186	May 2023	JPM	—	(231,220)	(231,220)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.46%	Monthly	USD	958,827	May 2023	JPM	—	(72,395)	(72,395)
Pay	Utilities Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,388,902	May 2023	JPM	—	(89,810)	(89,810)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	172,163	May 2023	JPM	—	(12,539)	(12,539)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	425,106	May 2023	JPM	—	(30,961)	(30,961)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,885,623	May 2023	MSI	—	(480,801)	(480,801)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,426,045	May 2023	MSI	—	(423,985)	(423,985)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	9,853,465	May 2023	MSI	—	(1,219,252)	(1,219,252)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,021,991	May 2023	MSI	—	(126,549)	(126,549)
Pay	EURO STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	26,323	May 2023	MSI	—	(1,992)	(1,992)
Pay	EURO STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	732,992	May 2023	MSI	—	(55,468)	(55,468)
Pay	EURO STOXX 600 Automobiles & Parts Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	848,408	May 2023	MSI	—	(64,202)	(64,202)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	EURO STOXX 600 Basic Resources Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,862,837	May 2023	MSI	—	$(209,599)	$(209,599)
Pay	EURO STOXX Banks Index	1-Month EUR ESTR Compounded OIS - 0.50%	Monthly	EUR	2,613,868	May 2023	MSI	—	(216,911)	(216,911)
Pay	EURO STOXX Banks Index	1-Month EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	3,698,409	May 2023	MSI	—	(306,911)	(306,911)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	316,116	May 2023	MSI	—	(19,050)	(19,050)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	304,961	May 2023	MSI	—	(18,378)	(18,378)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	994,174	May 2023	MSI	—	(59,911)	(59,911)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	125,309	May 2023	MSI	—	(7,551)	(7,551)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	108,370	May 2023	MSI	—	(6,531)	(6,531)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	287,005	May 2023	MSI	—	(17,296)	(17,296)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	192,968	May 2023	MSI	—	(11,629)	(11,629)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	276,899	May 2023	MSI	—	(16,687)	(16,687)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	297,016	May 2023	MSI	—	(17,899)	(17,899)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	940,752	May 2023	MSI	—	(56,692)	(56,692)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	164,557	May 2023	MSI	—	(9,884)	(9,884)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	505,366	May 2023	MSI	—	(30,455)	(30,455)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	628,354	May 2023	MSI	—	(37,866)	(37,866)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	515,313	May 2023	MSI	—	(31,054)	(31,054)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	308,647	May 2023	MSI	—	(18,600)	(18,600)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	199,801	May 2023	MSI	—	(12,040)	(12,040)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	394,898	May 2023	MSI	—	(23,798)	(23,798)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	575,885	May 2023	MSI	—	(34,704)	(34,704)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	693,249	May 2023	MSI	—	(41,777)	(41,777)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	757,254	May 2023	MSI	—	(45,634)	(45,634)
Pay	Financial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	844,109	May 2023	MSI	—	(50,868)	(50,868)
Pay	Global X Lithium & Battery Tech ETF	1-Month USD OBFR - 0.93%	Monthly	USD	36,622	May 2023	MSI	—	(1,681)	(1,681)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	740,187	May 2023	MSI	—	(11,411)	(11,411)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	4,811,801	May 2023	MSI	—	(79,055)	(79,055)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	2,879,764	May 2023	MSI	—	(47,588)	(47,588)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.54%	Monthly	USD	1,546,906	May 2023	MSI	—	(25,563)	(25,563)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	5,453,687	May 2023	MSI	—	(89,601)	(89,601)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,342,038	May 2023	MSI	—	(38,478)	(38,478)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,787,386	May 2023	MSI	—	(29,366)	(29,366)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,932,625	May 2023	MSI	—	(48,181)	(48,181)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	1,539,615	May 2023	MSI	—	(25,295)	(25,295)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	929,237	May 2023	MSI	—	(15,267)	(15,267)
Pay	Health Care Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	436,951	May 2023	MSI	—	(7,179)	(7,179)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	956,108	May 2023	MSI	—	(96,441)	(96,441)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,103,141	May 2023	MSI	—	(313,008)	(313,008)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,061,544	May 2023	MSI	—	(308,812)	(308,812)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,638,981	May 2023	MSI	—	(266,189)	(266,189)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	800,404	May 2023	MSI	—	(80,735)	(80,735)
Pay	Industrial Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	2,162,281	May 2023	MSI	—	—	—
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	47,575	May 2023	MSI	—	(3,823)	(3,823)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	103,322	May 2023	MSI	—	(8,303)	(8,303)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	163,155	May 2023	MSI	—	(13,111)	(13,111)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	196,137	May 2023	MSI	—	(15,761)	(15,761)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	4,612,422	May 2023	MSI	—	(370,636)	(370,636)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	3,347,749	May 2023	MSI	—	(269,012)	(269,012)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	105,949	May 2023	MSI	—	(8,514)	(8,514)
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	63,044	May 2023	MSI	—	$(5,066)	$(5,066)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	6,698,417	May 2023	MSI	—	(538,258)	(538,258)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	143,600	May 2023	MSI	—	(11,539)	(11,539)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	150,897	May 2023	MSI	—	(12,125)	(12,125)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	127,547	May 2023	MSI	—	(10,249)	(10,249)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	158,485	May 2023	MSI	—	(12,735)	(12,735)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	787,173	May 2023	MSI	—	(63,254)	(63,254)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	84,350	May 2023	MSI	—	(6,778)	(6,778)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	1,420,239	May 2023	MSI	—	(114,125)	(114,125)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	5,591,062	May 2023	MSI	—	(449,275)	(449,275)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	349,077	May 2023	MSI	—	(28,050)	(28,050)
Pay	Invesco QQQ Trust Series 1	1-Month USD OBFR - 0.28%	Monthly	USD	2,255,571	May 2023	MSI	—	(181,249)	(181,249)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.10%	Monthly	USD	2,216,528	May 2023	MSI	—	(13,624)	(13,624)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.18%	Monthly	USD	2,390,434	May 2023	MSI	—	(15,099)	(15,099)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,660,671	May 2023	MSI	—	(8,857)	(8,857)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.50%	Monthly	USD	1,149,060	May 2023	MSI	—	(7,738)	(7,738)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	844,263	May 2023	MSI	—	(5,686)	(5,686)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.49%	Monthly	USD	476,731	May 2023	MSI	—	(3,210)	(3,210)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	905,764	May 2023	MSI	—	(5,857)	(5,857)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.32%	Monthly	USD	967,143	May 2023	MSI	—	(6,254)	(6,254)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 2.18%	Monthly	USD	425,213	May 2023	MSI	—	(2,864)	(2,864)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 2.18%	Monthly	USD	666,536	May 2023	MSI	—	(4,489)	(4,489)
Pay	iShares Biotechnology ETF	1-Month USD OBFR - 1.53%	Monthly	USD	2,123,675	May 2023	MSI	—	(10,599)	(10,599)
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.38%	Monthly	EUR	926,642	May 2023	MSI	—	(50,590)	(50,590)
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.63%	Monthly	EUR	843,536	May 2023	MSI	—	(46,053)	(46,053)
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 2.63%	Monthly	EUR	1,061,052	May 2023	MSI	—	(57,929)	(57,929)
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 3.38%	Monthly	EUR	852,233	May 2023	MSI	—	(46,528)	(46,528)
Pay	iShares GBP High Yield Corporate Bond UCITS ETF	1-Month EUR ESTR Compounded OIS - 0.30%	Monthly	EUR	396,555	May 2023	MSI	—	(21,650)	(21,650)
Pay	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month USD OBFR - 2.58%	Monthly	USD	113,552	May 2023	MSI	—	(4,046)	(4,046)
Pay	iShares MSCI EAFE ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,470,841	May 2023	MSI	—	(312,470)	(312,470)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.23%	Monthly	USD	2,878,466	May 2023	MSI	—	(241,244)	(241,244)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.38%	Monthly	USD	115,543	May 2023	MSI	—	(9,690)	(9,690)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.73%	Monthly	USD	176,025	May 2023	MSI	—	(14,775)	(14,775)
Pay	iShares MSCI Eurozone ETF	1-Month USD OBFR - 1.13%	Monthly	USD	599,764	May 2023	MSI	—	(22,660)	(22,660)
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,997,039	May 2023	MSI	—	(137,573)	(137,573)
Pay	iShares Russell 1000 ETF	1-Month USD OBFR - 1.28%	Monthly	USD	439,526	May 2023	MSI	—	—	—
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.98%	Monthly	USD	6,148,702	May 2023	MSI	—	(513,891)	(513,891)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 0.28%	Monthly	USD	906,932	May 2023	MSI	—	(75,799)	(75,799)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	643,540	May 2023	MSI	—	(53,785)	(53,785)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	216,774	May 2023	MSI	—	(18,117)	(18,117)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	865,612	May 2023	MSI	—	(72,345)	(72,345)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	302,381	May 2023	MSI	—	(25,272)	(25,272)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	7,492,784	May 2023	MSI	—	(626,226)	(626,226)
Pay	iShares Russell 2000 Growth ETF	1-Month USD OBFR - 2.18%	Monthly	USD	943,379	May 2023	MSI	—	(78,845)	(78,845)
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	24,890	May 2023	MSI	—	(1,963)	(1,963)
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,659	May 2023	MSI	—	(131)	(131)
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,766	May 2023	MSI	—	(218)	(218)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Value ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,457	May 2023	MSI	—	$(273)	$(273)
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,017,852	May 2023	MSI	—	(71,995)	(71,995)
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,033,406	May 2023	MSI	—	(73,096)	(73,096)
Pay	iShares Russell 3000 ETF	1-Month USD OBFR - 0.63%	Monthly	USD	451,791	May 2023	MSI	—	—	—
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 1.18%	Monthly	USD	21,174,504	May 2023	MSI	—	(2,013,265)	(2,013,265)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD OBFR - 0.98%	Monthly	USD	2,301,291	May 2023	MSI	—	(218,640)	(218,640)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 1.05%	Monthly	USD	274,058	May 2023	MSI	—	(28,013)	(28,013)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 2.18%	Monthly	USD	711,737	May 2023	MSI	$(11,312)	(61,875)	(73,187)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 2.33%	Monthly	USD	410,717	May 2023	MSI	—	(42,234)	(42,234)
Pay	iShares Semiconductor ETF	1-Month USD OBFR - 2.33%	Monthly	USD	162,883	May 2023	MSI	—	(16,749)	(16,749)
Pay	SPDR S&P Biotech ETF	1-Month USD OBFR - 1.18%	Monthly	USD	2,003,074	May 2023	MSI	—	30,436	30,436
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.53%	Monthly	USD	942,767	May 2023	MSI	—	(170,879)	(170,879)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.33%	Monthly	USD	2,408,068	May 2023	MSI	—	(435,796)	(435,796)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 1.23%	Monthly	USD	2,046,528	May 2023	MSI	—	(370,131)	(370,131)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD OBFR - 2.13%	Monthly	USD	2,665,566	May 2023	MSI	—	(483,290)	(483,290)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 2.20%	Monthly	USD	416,923	May 2023	MSI	—	3,185	3,185
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	772,243	May 2023	MSI	—	7,005	7,005
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.09%	Monthly	USD	462,845	May 2023	MSI	—	3,779	3,779
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.09%	Monthly	USD	261,360	May 2023	MSI	—	2,134	2,134
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.12%	Monthly	USD	1,011,139	May 2023	MSI	—	8,222	8,222
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.07%	Monthly	USD	1,329,350	May 2023	MSI	—	10,883	10,883
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 1.82%	Monthly	USD	1,609,718	May 2023	MSI	—	12,296	12,296
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 4.07%	Monthly	USD	530,280	May 2023	MSI	—	4,051	4,051
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,161,362	May 2023	MSI	—	11,889	11,889
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	954,245	May 2023	MSI	—	(81,417)	(81,417)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.82%	Monthly	USD	3,807,407	May 2023	MSI	—	(326,355)	(326,355)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	2,961,930	May 2023	MSI	—	(253,895)	(253,895)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	394,313	May 2023	MSI	—	(33,800)	(33,800)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	1,288,243	May 2023	MSI	—	(110,428)	(110,428)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	1,679,678	May 2023	MSI	—	(143,981)	(143,981)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.83%	Monthly	USD	3,616,711	May 2023	MSI	—	(310,023)	(310,023)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 1.38%	Monthly	USD	3,451,738	May 2023	MSI	—	(296,567)	(296,567)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 2.03%	Monthly	USD	5,007,437	May 2023	MSI	—	(430,573)	(430,573)
Pay	SPDR S&P Regional Banking ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,502,747	May 2023	MSI	—	(76,066)	(76,066)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.28%	Monthly	USD	1,627,846	May 2023	MSI	—	(83,962)	(83,962)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	1,450,913	May 2023	MSI	—	(74,836)	(74,836)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.58%	Monthly	USD	971,348	May 2023	MSI	—	(50,101)	(50,101)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 4.88%	Monthly	USD	383,809	May 2023	MSI	—	(19,796)	(19,796)
Pay	SPDR S&P Retail ETF	1-Month USD OBFR - 3.38%	Monthly	USD	953,210	May 2023	MSI	—	—	—
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	4,754,747	May 2023	MSI	—	(1,573)	(1,573)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	5,990,799	May 2023	MSI	—	(1,981)	(1,981)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	4,416,279	May 2023	MSI	—	(1,461)	(1,461)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	1,943,095	May 2023	MSI	—	(643)	(643)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	1,826,361	May 2023	MSI	—	(604)	(604)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	2,861,371	May 2023	MSI	—	$(946)	$(946)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	5,150,654	May 2023	MSI	—	(1,704)	(1,704)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	2,266,430	May 2023	MSI	—	(750)	(750)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	6,850,399	May 2023	MSI	—	(2,266)	(2,266)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	2,871,717	May 2023	MSI	—	(950)	(950)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	1,292,257	May 2023	MSI	—	(427)	(427)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	1,830,685	May 2023	MSI	—	(605)	(605)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	3,294,955	May 2023	MSI	—	(1,090)	(1,090)
Pay	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS - 0.35%	Monthly	JPY	2,196,636	May 2023	MSI	—	(727)	(727)
Pay	Utilities Select Sector SPDR Fund	1-Month USD OBFR - 0.28%	Monthly	USD	3,039,164	May 2023	MSI	—	(180,612)	(180,612)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,253,760	May 2023	MSI	—	(92,192)	(92,192)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	499,400	May 2023	MSI	—	(36,722)	(36,722)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	742,000	May 2023	MSI	—	(54,561)	(54,561)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,308,440	May 2023	MSI	—	(243,277)	(243,277)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,856,640	May 2023	MSI	—	(136,523)	(136,523)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,800,920	May 2023	MSI	—	(132,426)	(132,426)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,119,640	May 2023	MSI	—	(82,330)	(82,330)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,767,000	May 2023	MSI	—	(203,464)	(203,464)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,248,360	May 2023	MSI	—	(165,327)	(165,327)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,329,520	May 2023	MSI	—	(97,499)	(97,499)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,678,920	May 2023	MSI	—	(196,987)	(196,987)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	6,220,800	May 2023	MSI	—	(457,430)	(457,430)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	81,280	May 2023	MSI	—	(5,977)	(5,977)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,086,400	May 2023	MSI	—	(374,015)	(374,015)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	3,371,320	May 2023	MSI	—	(247,901)	(247,901)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	4,444,440	May 2023	MSI	—	(326,810)	(326,810)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	402,800	May 2023	MSI	—	(29,619)	(29,619)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,161,960	May 2023	MSI	—	(158,974)	(158,974)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,629,960	May 2023	MSI	—	(193,387)	(193,387)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	1,645,320	May 2023	MSI	—	(120,984)	(120,984)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,168,560	May 2023	MSI	—	$(380,056)	$(380,056)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	349,920	May 2023	MSI	—	(25,730)	(25,730)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	6,612,680	May 2023	MSI	—	(486,246)	(486,246)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	5,558,960	May 2023	MSI	—	(408,763)	(408,763)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD OBFR - 0.28%	Monthly	USD	2,877,319	May 2023	MSI	—	(85,201)	(85,201)
Pay	iShares MSCI USA Momentum Factor ETF	Fixed 0.00%	Monthly	USD	2,795,637	May 2023	MSI	$(50,396)	—	(50,396)
Pay	iShares MSCI USA Momentum Factor ETF	Fixed 0.00%	Monthly	USD	2,307,557	May 2023	MSI	—	—	—
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.40%	Monthly	JPY	6,859,880	May 2023	CITI	—	(1,807)	(1,807)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	175,748	May 2023	CITI	—	(4,243)	(4,243)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	33,228	May 2023	CITI	—	(802)	(802)
Receive	Acciona SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	56,027	May 2023	GSI	—	7,144	7,144
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	183,506	May 2023	GSI	—	22,033	22,033
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	45,787	May 2023	GSI	—	5,497	5,497
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	530,381	May 2023	GSI	—	63,680	63,680
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	390,384	May 2023	GSI	—	46,872	46,872
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	63,294	May 2023	GSI	—	1,352	1,352
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	82,149	May 2023	GSI	—	1,755	1,755
Receive	AIB Group PLC	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	434,430	May 2023	GSI	—	9,282	9,282
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	162,042	May 2023	GSI	—	11,174	11,174
Receive	Alcon, Inc.	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	260,954	May 2023	GSI	—	17,995	17,995
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	121,456	May 2023	GSI	—	5,485	5,485
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	78,263	May 2023	GSI	—	(2,452)	(2,452)
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	186,610	May 2023	GSI	—	18,422	18,422
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	635,949	May 2023	GSI	—	62,780	62,780
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	327,348	May 2023	GSI	—	12,170	12,170
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	12,327	May 2023	GSI	—	(390)	(390)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	202,611	May 2023	GSI	—	(6,405)	(6,405)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	2,352	May 2023	GSI	—	(74)	(74)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	9,861	May 2023	GSI	—	(312)	(312)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	162,083	May 2023	GSI	3	(5,124)	(5,121)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	1,879	May 2023	GSI	(1)	(59)	(60)
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	354,678	May 2023	GSI	—	40,799	40,799
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	419,229	May 2023	GSI	—	48,224	48,224
Receive	Arvinas, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,296,236	May 2023	GSI	—	(35,122)	(35,122)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD AONIA Compounded OIS + 0.20%	Monthly	AUD	41,635	May 2023	GSI	—	1,992	1,992
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Avantor, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,099,940	May 2023	GSI	—	$(11,795)	$(11,795)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	494,602	May 2023	GSI	—	—	—
Receive	Bavarian Nordic A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	8,745,064	May 2023	GSI	—	136,480	136,480
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	253,009	May 2023	GSI	—	26,741	26,741
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,427	May 2023	GSI	—	(258)	(258)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	133,344	May 2023	GSI	—	(14,154)	(14,154)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	222,809	May 2023	GSI	—	(23,651)	(23,651)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	402,749	May 2023	GSI	—	11,892	11,892
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	341,316	May 2023	GSI	—	10,078	10,078
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	284,628	May 2023	GSI	—	8,404	8,404
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	299,097	May 2023	GSI	—	8,831	8,831
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	100,205	May 2023	GSI	—	1,666	1,666
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	37,616	May 2023	GSI	—	3,785	3,785
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	276,990	May 2023	GSI	—	27,875	27,875
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	340,217	May 2023	GSI	—	34,238	34,238
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	663,733	May 2023	GSI	—	66,795	66,795
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	260,960	May 2023	GSI	—	26,262	26,262
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,727,853	May 2023	GSI	—	173,882	173,882
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	565,593	May 2023	GSI	—	16,815	16,815
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	135,008	May 2023	GSI	—	2,715	2,715
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	584,745	May 2023	GSI	—	11,758	11,758
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,631,386	May 2023	GSI	—	32,802	32,802
Receive	Bristol-Myers Squibb Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,699,546	May 2023	GSI	—	34,173	34,173
Receive	Charles Schwab Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	113,220	May 2023	GSI	—	11,153	11,153
Receive	China Railway Group, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	231,178	May 2023	GSI	—	(14,955)	(14,955)
Receive	China Railway Group, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	233,116	May 2023	GSI	—	(15,081)	(15,081)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	388,193	May 2023	GSI	$(4,549)	(7,411)	(11,960)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	26,681	May 2023	GSI	—	(822)	(822)
Receive	China Three Gorges Renewables Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	258,233	May 2023	GSI	—	(7,956)	(7,956)
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	36,684	May 2023	GSI	—	668	668
Receive	Commerzbank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,027,265	May 2023	GSI	—	18,703	18,703
Receive	Constellation Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	623,968	May 2023	GSI	—	138,519	138,519
Receive	CSPC Pharmaceutical Group, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	167,200	May 2023	GSI	—	593	593
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	191,180,418	May 2023	GSI	—	(20,171)	(20,171)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	43,390,600	May 2023	GSI	—	(4,578)	(4,578)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	50,706,040	May 2023	GSI	—	(5,350)	(5,350)
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	466,432	May 2023	GSI	—	64,853	64,853
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	145,408	May 2023	GSI	—	20,217	20,217
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	274,176	May 2023	GSI	—	38,121	38,121
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	45,824	May 2023	GSI	—	6,371	6,371
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	500,480	May 2023	GSI	—	69,587	69,587
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	252,928	May 2023	GSI	—	35,167	35,167
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	306,944	May 2023	GSI	—	42,677	42,677
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	121,179	May 2023	GSI	—	(11,894)	(11,894)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	702,463	May 2023	GSI	—	(31,903)	(31,903)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	338,196	May 2023	GSI	—	$(3,464)	$(3,464)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	485,516	May 2023	GSI	—	(4,973)	(4,973)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	304,590	May 2023	GSI	—	(3,120)	(3,120)
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	236,362	May 2023	GSI	—	(2,421)	(2,421)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	21,343,080	May 2023	GSI	—	(4,176)	(4,176)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	43,890,000	May 2023	GSI	—	(8,587)	(8,587)
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	7,710	May 2023	GSI	—	(116)	(116)
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	94,665	May 2023	GSI	—	3,572	3,572
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	571,668	May 2023	GSI	—	21,564	21,564
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	680,579	May 2023	GSI	—	25,672	25,672
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	47,813	May 2023	GSI	—	1,366	1,366
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	220,666	May 2023	GSI	—	6,306	6,306
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	162,327	May 2023	GSI	—	4,639	4,639
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	132,862	May 2023	GSI	—	3,797	3,797
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	41,540	May 2023	GSI	—	(2,286)	(2,286)
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	30,558	May 2023	GSI	—	(1,682)	(1,682)
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	25,002	May 2023	GSI	—	(1,376)	(1,376)
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	9,001	May 2023	GSI	—	(495)	(495)
Receive	Equitable Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	117,148	May 2023	GSI	—	7,346	7,346
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	527,421	May 2023	GSI	—	10,088	10,088
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	107,237	May 2023	GSI	—	2,051	2,051
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,310,103	May 2023	GSI	—	25,060	25,060
Receive	Fifth Third Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	1,174,707	May 2023	GSI	—	(19,879)	(19,879)
Receive	Fifth Third Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	2,647,055	May 2023	GSI	—	(44,796)	(44,796)
Receive	Fifth Third Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	2,194,593	May 2023	GSI	—	(37,139)	(37,139)
Receive	FinecoBank Banca Fineco SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	754,200	May 2023	GSI	—	29,954	29,954
Receive	FinecoBank Banca Fineco SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	155,021	May 2023	GSI	—	6,157	6,157
Receive	First Busey Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	185,050	May 2023	GSI	—	3,549	3,549
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	247,417	May 2023	GSI	—	19,302	19,302
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	605,410	May 2023	GSI	—	47,229	47,229
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	54,840	May 2023	GSI	—	984	984
Receive	Fluor Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	678,865	May 2023	GSI	—	12,182	12,182
Receive	Fresenius SE & Company KGaA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,087,351	May 2023	GSI	—	(93,245)	(93,245)
Receive	Galapagos NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	741,723	May 2023	GSI	—	(85,141)	(85,141)
Receive	Ganfeng Lithium Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,953,629	May 2023	GSI	—	(31,628)	(31,628)
Receive	Ganfeng Lithium Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,181,452	May 2023	GSI	—	(13,320)	(13,320)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	11,553,432	May 2023	GSI	—	14,541	14,541
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	2,326,259	May 2023	GSI	—	139,437	139,437
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	3,946	May 2023	GSI	—	699	699
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	43,187	May 2023	GSI	—	7,650	7,650
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	17,672	May 2023	GSI	—	3,130	3,130
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genworth Financial, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	455,143	May 2023	GSI	—	$17,581	$17,581
Receive	Genworth Financial, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	594,993	May 2023	GSI	—	22,993	22,993
Receive	Glaukos Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	270,135	May 2023	GSI	—	20,145	20,145
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	218,523	May 2023	GSI	—	4,357	4,357
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,563,615	May 2023	GSI	—	71,084	71,084
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	420,983	May 2023	GSI	—	8,397	8,397
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	714,305	May 2023	GSI	—	14,248	14,248
Receive	Guangzhou Tinci Materials Technology Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	118,884	May 2023	GSI	—	(10,053)	(10,053)
Receive	Guangzhou Tinci Materials Technology Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	210,953	May 2023	GSI	$(1)	(17,838)	(17,839)
Receive	Guangzhou Tinci Materials Technology Company, Ltd., Class A	1-Month USD OBFR + 0.75%	Monthly	USD	335,584	May 2023	GSI	(1)	(28,377)	(28,378)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	19,001	May 2023	GSI	—	610	610
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	22,264	May 2023	GSI	—	714	714
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	32,644	May 2023	GSI	—	1,047	1,047
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	10,058	May 2023	GSI	—	323	323
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	32,251	May 2023	GSI	—	568	568
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	78,663	May 2023	GSI	—	1,386	1,386
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	152,349	May 2023	GSI	—	2,685	2,685
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	21,173	May 2023	GSI	—	373	373
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	245,455	May 2023	GSI	—	4,326	4,326
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	292,218	May 2023	GSI	—	5,150	5,150
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	167,126	May 2023	GSI	—	8,871	8,871
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	104,227	May 2023	GSI	—	5,532	5,532
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	225,971	May 2023	GSI	—	11,995	11,995
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	668,774	May 2023	GSI	—	35,498	35,498
Receive	Home BancShares, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	553,078	May 2023	GSI	—	29,357	29,357
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	163,971	May 2023	GSI	—	(387)	(387)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	355,512	May 2023	GSI	—	(838)	(838)
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,303	May 2023	GSI	—	91	91
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	13,817	May 2023	GSI	—	547	547
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	190,754	May 2023	GSI	—	7,545	7,545
Receive	Immobiliaria Colonial SOCIMI SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	963,633	May 2023	GSI	—	22,228	22,228
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	300,931	May 2023	GSI	—	(922)	(922)
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,931	May 2023	GSI	—	6,508	6,508
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,510	May 2023	GSI	—	7,138	7,138
Receive	Ironwood Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	29,063	May 2023	GSI	—	(876)	(876)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	66,650	May 2023	GSI	—	(393)	(393)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	105,135	May 2023	GSI	—	(2,032)	(2,032)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	944,173	May 2023	GSI	—	(17,965)	(17,965)
Receive	London Stock Exchange Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	63,381	May 2023	GSI	—	2,128	2,128
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	370,810	May 2023	GSI	—	26,496	26,496
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	10,579	May 2023	GSI	—	398	398
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	69,574	May 2023	GSI	—	(9,150)	(9,150)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Midea Group Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	19,699	May 2023	GSI	—	$(92)	$(92)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	80,236	May 2023	GSI	—	(226)	(226)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	12,910	May 2023	GSI	—	(36)	(36)
Receive	Mirati Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	55,126	May 2023	GSI	—	(155)	(155)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	31,410	May 2023	GSI	—	2,985	2,985
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	313,200	May 2023	GSI	—	29,769	29,769
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	373,028	May 2023	GSI	—	35,456	35,456
Receive	Morgan Stanley	1-Month USD OBFR + 0.20%	Monthly	USD	2,064,312	May 2023	GSI	—	81,371	81,371
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	30,257	May 2023	GSI	—	(145)	(145)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	238,566	May 2023	GSI	—	(1,141)	(1,141)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	97,430	May 2023	GSI	—	(466)	(466)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	29,768	May 2023	GSI	—	(142)	(142)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	135,848	May 2023	GSI	—	(649)	(649)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	36,557	May 2023	GSI	—	(175)	(175)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	264,939	May 2023	GSI	—	(1,267)	(1,267)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	80,360	May 2023	GSI	—	(384)	(384)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	257,464	May 2023	GSI	—	(1,231)	(1,231)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	103,012	May 2023	GSI	—	(492)	(492)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	101,837	May 2023	GSI	—	(487)	(487)
Receive	MVB Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	252,177	May 2023	GSI	—	(1,206)	(1,206)
Receive	Myovant Sciences, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	47,814	May 2023	GSI	—	3,174	3,174
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	54,755	May 2023	GSI	—	1,512	1,512
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	44,808	May 2023	GSI	—	1,238	1,238
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	20,471	May 2023	GSI	—	31,051	31,051
Receive	National Grid PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	883,576	May 2023	GSI	—	72,291	72,291
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	23,230,780	May 2023	GSI	—	(3,459)	(3,459)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	155,921	May 2023	GSI	—	(971)	(971)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	630,727	May 2023	GSI	—	807	807
Receive	Ping An Insurance Group Company of China, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	6,881,646	May 2023	GSI	—	(49,023)	(49,023)
Receive	Pinnacle Financial Partners, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	553,229	May 2023	GSI	—	4,312	4,312
Receive	Pinnacle Financial Partners, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	411,128	May 2023	GSI	—	—	—
Receive	Primoris Services Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	190,231	May 2023	GSI	—	11,483	11,483
Receive	Prudential PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	455,783	May 2023	GSI	—	3,845	3,845
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	617,160	May 2023	GSI	—	(12,118)	(12,118)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	187,190	May 2023	GSI	—	(3,676)	(3,676)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	63,936	May 2023	GSI	—	(1,255)	(1,255)
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,486,334	May 2023	GSI	—	(29,185)	(29,185)
Receive	Remegen Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,778,112	May 2023	GSI	—	(16,981)	(16,981)
Receive	Remegen Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,089,118	May 2023	GSI	—	(8,609)	(8,609)
Receive	Remegen Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,729,946	May 2023	GSI	—	(2,022)	(2,022)
Receive	REVOLUTION Medicines, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,429,576	May 2023	GSI	—	(56,061)	(56,061)
Receive	Rheinmetall AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	636,700	May 2023	GSI	—	(33,308)	(33,308)
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	382,411	May 2023	GSI	—	(14,971)	(14,971)
Receive	Roche Holding AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	1,216,823	May 2023	GSI	—	(47,636)	(47,636)
Receive	Rockwell Automation, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	717,303	May 2023	GSI	—	130,651	130,651
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	3,342,539	May 2023	GSI	$(5,580)	$5,670	$90
Receive	Rubis SCA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	323,245	May 2023	GSI	—	10,607	10,607
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	394,082	May 2023	GSI	—	(23,267)	(23,267)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	422,871	May 2023	GSI	—	1,270	1,270
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	64,330	May 2023	GSI	—	193	193
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	73,881	May 2023	GSI	—	222	222
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	49,417	May 2023	GSI	—	148	148
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	35,713	May 2023	GSI	—	107	107
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	35,387	May 2023	GSI	—	106	106
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	43,750	May 2023	GSI	—	131	131
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	69,115	May 2023	GSI	—	207	207
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	33,728	May 2023	GSI	—	101	101
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	67,053	May 2023	GSI	—	201	201
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	265,355	May 2023	GSI	—	797	797
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	71,254	May 2023	GSI	—	214	214
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	117,976	May 2023	GSI	—	354	354
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	11,892	May 2023	GSI	—	36	36
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	83,644	May 2023	GSI	—	251	251
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	100,935	May 2023	GSI	—	303	303
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	90,156	May 2023	GSI	—	271	271
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	38,360	May 2023	GSI	—	115	115
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	76,720	May 2023	GSI	—	230	230
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	70,928	May 2023	GSI	—	213	213
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	38,513	May 2023	GSI	—	116	116
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	22,594	May 2023	GSI	—	68	68
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	20,791	May 2023	GSI	—	62	62
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	22,968	May 2023	GSI	—	69	69
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	38,360	May 2023	GSI	—	115	115
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	44,430	May 2023	GSI	—	133	133
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	5,013	May 2023	GSI	—	(61)	(61)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	5,390	May 2023	GSI	—	(65)	(65)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	3,990	May 2023	GSI	$(1)	$(48)	$(49)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	4,313	May 2023	GSI	(1)	(52)	(53)
Receive	Shenzhen Dynanonic Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	4,313	May 2023	GSI	(1)	(52)	(53)
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	14,037	May 2023	GSI	—	(354)	(354)
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	439,507	May 2023	GSI	(109,190)	98,098	(11,092)
Receive	Shenzhen XFH Technology Company, Ltd.	1-Month USD OBFR + 0.75%	Monthly	USD	14,449	May 2023	GSI	—	(365)	(365)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	6,315	May 2023	GSI	—	(808)	(808)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	540,737	May 2023	GSI	—	(69,226)	(69,226)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	678,118	May 2023	GSI	—	44,337	44,337
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	387,704	May 2023	GSI	—	25,372	25,372
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	64,190	May 2023	GSI	—	4,201	4,201
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	323,475	May 2023	GSI	—	21,169	21,169
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	440,752	May 2023	GSI	—	23,741	23,741
Receive	Synovus Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	515,487	May 2023	GSI	—	19,497	19,497
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	116,184	May 2023	GSI	—	(139)	(139)
Receive	Tecan Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	7,154	May 2023	GSI	—	329	329
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	12,889	May 2023	GSI	—	(872)	(872)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	171,675	May 2023	GSI	—	(11,613)	(11,613)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	411,169	May 2023	GSI	—	(34,542)	(34,542)
Receive	UCB SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	35,403	May 2023	GSI	—	(2,974)	(2,974)
Receive	UniCredit SpA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	464,837	May 2023	GSI	—	35,191	35,191
Receive	United Community Banks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	483,255	May 2023	GSI	—	26,277	26,277
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	119,478	May 2023	GSI	—	5,201	5,201
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	216,619	May 2023	GSI	—	9,213	9,213
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	702,843	May 2023	GSI	—	30,598	30,598
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	431,160	May 2023	GSI	—	18,770	18,770
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	415,576	May 2023	GSI	—	18,092	18,092
Receive	Vallourec SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	167,036	May 2023	GSI	—	1,676	1,676
Receive	Vallourec SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	144,860	May 2023	GSI	—	1,453	1,453
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	31,927	May 2023	GSI	—	(704)	(704)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	60,247	May 2023	GSI	—	(1,328)	(1,328)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	4,157	May 2023	GSI	—	172	172
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	3,198	May 2023	GSI	—	133	133
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.75%	Monthly	USD	4,189	May 2023	GSI	—	174	174
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	828,904	May 2023	GSI	—	30,750	30,750
Receive	Adobe, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	31,249	May 2023	JPM	—	2,753	2,753
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	575,806	May 2023	JPM	—	146,843	146,843
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	520,083	May 2023	JPM	—	132,632	132,632
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	197,260	May 2023	JPM	—	—	—
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	138,360	May 2023	JPM	—	17,538	17,538
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.20%	Monthly	USD	424,386	May 2023	JPM	—	$53,794	$53,794
Receive	Agilent Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,587,414	May 2023	JPM	—	179,095	179,095
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	74,258	May 2023	JPM	—	11,550	11,550
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	288,970	May 2023	JPM	—	—	—
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	37,019	May 2023	JPM	—	3,614	3,614
Receive	Alibaba Group Holding, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,217,421	May 2023	JPM	—	(96,160)	(96,160)
Receive	Alibaba Group Holding, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,183,219	May 2023	JPM	—	(35,355)	(35,355)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	458,822	May 2023	JPM	—	(27,016)	(27,016)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	165,803	May 2023	JPM	—	(9,763)	(9,763)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	2,489,521	May 2023	JPM	—	64,133	64,133
Receive	Alphabet, Inc., Class C	1-Month USD OBFR + 0.20%	Monthly	USD	3,074,949	May 2023	JPM	—	70,551	70,551
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,227,940	May 2023	JPM	—	606,070	606,070
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	211,110	May 2023	JPM	—	39,638	39,638
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	115,770	May 2023	JPM	—	21,737	21,737
Receive	Amazon.com, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	455,793	May 2023	JPM	—	49,731	49,731
Receive	Amerant Bancorp, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	187,270	May 2023	JPM	—	(6,587)	(6,587)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	493,104	May 2023	JPM	—	51,970	51,970
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 1.20%	Monthly	USD	3,743	May 2023	JPM	—	385	385
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	935,846	May 2023	JPM	—	157,765	157,765
Receive	Anglo American PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	341,724	May 2023	JPM	—	57,608	57,608
Receive	Arconic Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	492,022	May 2023	JPM	—	42,241	42,241
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	165,623	May 2023	JPM	—	31,856	31,856
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	939,590	May 2023	JPM	—	180,721	180,721
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	998,844	May 2023	JPM	—	326,885	326,885
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	670,652	May 2023	JPM	—	219,480	219,480
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	229,604	May 2023	JPM	—	75,141	75,141
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,212,501	May 2023	JPM	—	(2,237)	(2,237)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	5,316,750	May 2023	JPM	—	(691)	(691)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	977,395	May 2023	JPM	—	(22,504)	(22,504)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	1,007,149	May 2023	JPM	—	3,257	3,257
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	327,381	May 2023	JPM	—	1,059	1,059
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	57,940	May 2023	JPM	—	6,292	6,292
Receive	Baidu, Inc., Class A	1-Month HKD HIBOR + 0.30%	Monthly	HKD	168,568	May 2023	JPM	—	(2,321)	(2,321)
Receive	Baidu, Inc., Class A	1-Month HKD HIBOR + 0.30%	Monthly	HKD	4,182,432	May 2023	JPM	—	(57,577)	(57,577)
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	41,072	May 2023	JPM	$(1)	3,220	3,219
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,335	May 2023	JPM	—	(347)	(347)
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	466,231	May 2023	JPM	—	(48,558)	(48,558)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	686,270	May 2023	JPM	—	(10,864)	(10,864)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	254,624	May 2023	JPM	—	(4,031)	(4,031)
Receive	Becton, Dickinson and Company	1-Month USD OBFR + 0.20%	Monthly	USD	721,724	May 2023	JPM	—	(11,425)	(11,425)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	380,271	May 2023	JPM	—	(23,881)	(23,881)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	387,795	May 2023	JPM	—	33,312	33,312
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	167,654	May 2023	JPM	—	14,402	14,402
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	804,590	May 2023	JPM	—	69,114	69,114
Receive	CaixaBank SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	981,820	May 2023	JPM	—	619	619
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	875	May 2023	JPM	—	$66	$66
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	136,577	May 2023	JPM	—	10,241	10,241
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	171,147	May 2023	JPM	—	12,834	12,834
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	203,164	May 2023	JPM	—	15,234	15,234
Receive	Centamin PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	109,396	May 2023	JPM	—	8,203	8,203
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	301,091	May 2023	JPM	—	22,777	22,777
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	202,169	May 2023	JPM	—	15,294	15,294
Receive	Chesapeake Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	452,512	May 2023	JPM	—	102,440	102,440
Receive	CONSOL Energy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	469,579	May 2023	JPM	—	172,293	172,293
Receive	Covetrus, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,303,515	May 2023	JPM	—	(346)	(346)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	3,500,508	May 2023	JPM	—	579	579
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	37,336,446	May 2023	JPM	—	6,175	6,175
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	37,336,446	May 2023	JPM	—	6,175	6,175
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	13,836,000	May 2023	JPM	—	2,288	2,288
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	505,202	May 2023	JPM	—	11,841	11,841
Receive	Dassault Aviation SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	359,510	May 2023	JPM	—	8,426	8,426
Receive	Datadog, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	269,068	May 2023	JPM	—	22,704	22,704
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	483,384	May 2023	JPM	—	12,086	12,086
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,242,375	May 2023	JPM	—	2,981	2,981
Receive	Elanco Animal Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	379,134	May 2023	JPM	—	(7,626)	(7,626)
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,703,773	May 2023	JPM	—	(2,416)	(2,416)
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	3,385,986	May 2023	JPM	—	21,814	21,814
Receive	Eli Lilly & Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,472,310	May 2023	JPM	—	9,485	9,485
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	21,712	May 2023	JPM	—	1,523	1,523
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	153,600	May 2023	JPM	—	10,771	10,771
Receive	ENEOS Holdings, Inc.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,033,803	May 2023	JPM	—	(332)	(332)
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	401	May 2023	JPM	—	60	60
Receive	Engie SA	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	12,390	May 2023	JPM	—	1,862	1,862
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	4,867	May 2023	JPM	$(1)	(879)	(880)
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	34,486	May 2023	JPM	(1)	(6,214)	(6,215)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	477,887	May 2023	JPM	—	3,184	3,184
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	76,769	May 2023	JPM	—	13,373	13,373
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	10,835	May 2023	JPM	—	1,042	1,042
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	267,723	May 2023	JPM	—	25,818	25,818
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,069,218	May 2023	JPM	—	103,111	103,111
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	12,214	May 2023	JPM	—	1,178	1,178
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	141,241	May 2023	JPM	—	13,075	13,075
Receive	Global Payments, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	439,045	May 2023	JPM	—	40,644	40,644
Receive	HCA Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	959,372	May 2023	JPM	—	220,291	220,291
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	281,119	May 2023	JPM	—	$7,066	$7,066
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	19,278	May 2023	JPM	—	485	485
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	36,388	May 2023	JPM	—	915	915
Receive	Health Catalyst, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,686	May 2023	JPM	—	93	93
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	422,474	May 2023	JPM	—	6,643	6,643
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	84,439	May 2023	JPM	—	1,328	1,328
Receive	Hologic, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	338,035	May 2023	JPM	—	5,316	5,316
Receive	Hope Education Group Company, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	10,706	May 2023	JPM	—	65	65
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	90,272	May 2023	JPM	—	(5,991)	(5,991)
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,737,734	May 2023	JPM	—	53,758	53,758
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	768,495	May 2023	JPM	—	15,090	15,090
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	807,848	May 2023	JPM	—	70,154	70,154
Receive	IDEXX Laboratories, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	145,647	May 2023	JPM	—	12,648	12,648
Receive	Immunocore Holdings PLC, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	969,580	May 2023	JPM	—	139,797	139,797
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,027,732	May 2023	JPM	—	70,245	70,245
Receive	Investor AB, B Shares	1-Month SEK STIBOR + 0.20%	Monthly	SEK	11,564,698	May 2023	JPM	—	46,765	46,765
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	653,418	May 2023	JPM	—	(14,169)	(14,169)
Receive	Karuna Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	27,324	May 2023	JPM	—	(396)	(396)
Receive	KBC Ancora	1-Month EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	239,138	May 2023	JPM	—	6,964	6,964
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	92,510	May 2023	JPM	—	27,424	27,424
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	315,347	May 2023	JPM	—	28,783	28,783
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	1,841,443	May 2023	JPM	—	168,077	168,077
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	33,599	May 2023	JPM	—	3,067	3,067
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	853,884	May 2023	JPM	—	77,938	77,938
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	259,429	May 2023	JPM	—	22,461	22,461
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	57,167	May 2023	JPM	—	(378)	(378)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	111,422	May 2023	JPM	—	—	—
Receive	Lloyds Banking Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,644,136	May 2023	JPM	—	74,734	74,734
Receive	London Stock Exchange Group PLC	1-Month GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,165,392	May 2023	JPM	—	87,415	87,415
Receive	Lonza Group AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	374,957	May 2023	JPM	—	37,687	37,687
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	157,714	May 2023	JPM	—	17,106	17,106
Receive	Merck & Company, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,361,437	May 2023	JPM	—	(29,491)	(29,491)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	368,841	May 2023	JPM	—	(20,388)	(20,388)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	245,557	May 2023	JPM	—	(13,573)	(13,573)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	218,983	May 2023	JPM	—	(12,104)	(12,104)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	233,784	May 2023	JPM	—	(12,922)	(12,922)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	131,861	May 2023	JPM	—	(7,289)	(7,289)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	280,003	May 2023	JPM	—	49,011	49,011
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,616	May 2023	JPM	—	721	721
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	204,614	May 2023	JPM	—	7,805	7,805
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	345,060	May 2023	JPM	—	—	—
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,635	May 2023	JPM	—	2,692	2,692
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	106,112	May 2023	JPM	—	9,975	9,975
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	54,645	May 2023	JPM	—	5,137	5,137
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,652	May 2023	JPM	—	249	249
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.20%	Monthly	CHF	679,644	May 2023	JPM	—	7,785	7,785
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,993,882	May 2023	JPM	—	(86,776)	(86,776)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Panasonic Holdings Corp.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	48,246,100	May 2023	JPM	—	$598	$598
Receive	Panin Financial Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	147,870	May 2023	JPM	—	(1,321)	(1,321)
Receive	Panin Financial Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	127,008	May 2023	JPM	—	(751)	(751)
Receive	Panin Financial Tbk PT	1-Month USD OBFR + 1.20%	Monthly	USD	150,806	May 2023	JPM	—	1,167	1,167
Receive	Peabody Energy Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	448,535	May 2023	JPM	—	61,475	61,475
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,828,882	May 2023	JPM	—	(28,102)	(28,102)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	556,731	May 2023	JPM	—	(8,554)	(8,554)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	556,628	May 2023	JPM	—	(8,553)	(8,553)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,161,125	May 2023	JPM	—	(17,841)	(17,841)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	949,350	May 2023	JPM	—	(14,587)	(14,587)
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	413,120	May 2023	JPM	—	(6,348)	(6,348)
Receive	Pioneer Natural Resources Company	1-Month USD OBFR + 0.20%	Monthly	USD	466,639	May 2023	JPM	—	46,732	46,732
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	13,317	May 2023	JPM	—	(52)	(52)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	480,987	May 2023	JPM	—	(1,888)	(1,888)
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	899,514	May 2023	JPM	—	(3,531)	(3,531)
Receive	POSCO Holdings, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	516,044	May 2023	JPM	—	7,281	7,281
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	451,243	May 2023	JPM	—	6,771	6,771
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	5,422	May 2023	JPM	—	81	81
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	149,310	May 2023	JPM	—	2,240	2,240
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	22,793,400	May 2023	JPM	—	8,630	8,630
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	13,479,060	May 2023	JPM	—	5,109	5,109
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	2,806,965	May 2023	JPM	—	1,064	1,064
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	13,774,530	May 2023	JPM	—	5,221	5,221
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	47,739,510	May 2023	JPM	—	18,093	18,093
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	25,192,335	May 2023	JPM	—	9,548	9,548
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	4,882,290	May 2023	JPM	—	1,850	1,850
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	5,381,775	May 2023	JPM	—	2,040	2,040
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	9,975,630	May 2023	JPM	—	3,781	3,781
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	12,775,560	May 2023	JPM	—	4,842	4,842
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	3,981,810	May 2023	JPM	—	1,509	1,509
Receive	Richter Gedeon Nyrt	Fixed 0.75%	Monthly	HUF	14,154,420	May 2023	JPM	—	5,365	5,365
Receive	Rohm Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	38,220,000	May 2023	JPM	—	25,033	25,033
Receive	Samsara, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	93,467	May 2023	JPM	—	(3,225)	(3,225)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	111,772	May 2023	JPM	—	723	723
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	52,649	May 2023	JPM	—	341	341
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	77,397	May 2023	JPM	—	501	501
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	62,887	May 2023	JPM	—	407	407
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	74,762	May 2023	JPM	—	484	484
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	80,023	May 2023	JPM	—	518	518
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	263,489	May 2023	JPM	—	1,705	1,705
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	331,307	May 2023	JPM	—	2,144	2,144
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	84,502	May 2023	JPM	—	494	494
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	196,180	May 2023	JPM	—	$1,269	$1,269
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	73,831	May 2023	JPM	—	478	478
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	78,931	May 2023	JPM	—	511	511
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	235,909	May 2023	JPM	—	1,527	1,527
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	51,030	May 2023	JPM	—	330	330
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	76,033	May 2023	JPM	—	492	492
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	70,142	May 2023	JPM	—	454	454
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	44,698	May 2023	JPM	—	289	289
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	98,080	May 2023	JPM	—	635	635
Receive	Standard Chartered PLC	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,090,891	May 2023	JPM	—	—	—
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	381,414	May 2023	JPM	—	24,878	24,878
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	204,008	May 2023	JPM	—	16,304	16,304
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	10,980	May 2023	JPM	—	878	878
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	285,547	May 2023	JPM	—	(13,697)	(13,697)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	666,697	May 2023	JPM	—	(31,980)	(31,980)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	34,273,119	May 2023	JPM	$(7,502)	7,174	(328)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,943,759	May 2023	JPM	(3,490)	3,337	(153)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,937,439	May 2023	JPM	—	(173)	(173)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	13,950,079	May 2023	JPM	—	(134)	(134)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,769,919	May 2023	JPM	(1,920)	1,835	(85)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,148,559	May 2023	JPM	—	(146)	(146)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	17,528,479	May 2023	JPM	—	(169)	(169)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,161,199	May 2023	JPM	—	(107)	(107)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	11,950,720	May 2023	JPM	—	(115)	(115)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,384,960	May 2023	JPM	—	(42)	(42)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	5,180,159	May 2023	JPM	—	(50)	(50)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	5,975,359	May 2023	JPM	—	(57)	(57)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	8,769,920	May 2023	JPM	—	(84)	(84)
Receive	The Bank of Kyoto, Ltd.	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	22,714,320	May 2023	JPM	—	(219)	(219)
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	917,456	May 2023	JPM	—	110,591	110,591
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,965,978	May 2023	JPM	—	236,980	236,980
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	861,756	May 2023	JPM	—	83,746	83,746
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	680,792	May 2023	JPM	—	66,160	66,160
Receive	Thermo Fisher Scientific, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,183,347	May 2023	JPM	—	114,998	114,998
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	TOPIX Banks Index	1-Month JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	152,198,243	May 2023	JPM	$(189,712)	$191,056	$1,344
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	82,454	May 2023	JPM	—	(5,596)	(5,596)
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	409,702	May 2023	JPM	—	(9,575)	(9,575)
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,444,726	May 2023	JPM	—	248,714	248,714
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,318,676	May 2023	JPM	—	95,210	95,210
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	542,123	May 2023	JPM	—	39,142	39,142
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,624,347	May 2023	JPM	—	117,280	117,280
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	354,678	May 2023	JPM	—	25,608	25,608
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	681,569	May 2023	JPM	—	49,210	49,210
Receive	Waters Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,654,144	May 2023	JPM	—	116,649	116,649
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	11,090	May 2023	MSI	—	850	850
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	172,096	May 2023	MSI	—	13,186	13,186
Receive	Abcam PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	177,127	May 2023	MSI	—	13,571	13,571
Receive	Acciona SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	747,647	May 2023	MSI	—	83,024	83,024
Receive	Adobe, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	44,064	May 2023	MSI	—	3,482	3,482
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	23,684	May 2023	MSI	—	3,886	3,886
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	244,790	May 2023	MSI	—	40,164	40,164
Receive	Advanced Micro Devices, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	53,370	May 2023	MSI	—	8,757	8,757
Receive	AerCap Holdings NV	1-Month USD OBFR + 0.50%	Monthly	USD	851,210	May 2023	MSI	—	101,832	101,832
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	423,604	May 2023	MSI	—	72,761	72,761
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	285,116	May 2023	MSI	—	48,974	48,974
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	241,288	May 2023	MSI	—	41,445	41,445
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	151,835	May 2023	MSI	—	26,080	26,080
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	43,354	May 2023	MSI	—	7,447	7,447
Receive	Airbnb, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	414,327	May 2023	MSI	—	71,168	71,168
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	97,564	May 2023	MSI	—	7,100	7,100
Receive	ALD SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	169,376	May 2023	MSI	—	12,327	12,327
Receive	Align Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	533,464	May 2023	MSI	—	54,265	54,265
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	41,582	May 2023	MSI	—	(985)	(985)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	628,085	May 2023	MSI	—	(14,885)	(14,885)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	683,333	May 2023	MSI	—	(16,182)	(16,182)
Receive	Alphabet, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	292,857	May 2023	MSI	—	11,714	11,714
Receive	Alphabet, Inc., Class C	1-Month USD OBFR + 0.20%	Monthly	USD	45,107	May 2023	MSI	—	1,520	1,520
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	635,616	May 2023	MSI	—	(30,180)	(30,180)
Receive	Amedisys, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	716,969	May 2023	MSI	—	(34,043)	(34,043)
Receive	American Express Company	1-Month USD OBFR + 0.20%	Monthly	USD	1,961,541	May 2023	MSI	—	(117)	(117)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	327,008	May 2023	MSI	—	(27,033)	(27,033)
Receive	Amicus Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	681,055	May 2023	MSI	—	(56,301)	(56,301)
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	12,922	May 2023	MSI	—	3,686	3,686
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	3,503	May 2023	MSI	—	999	999
Receive	Aneka Tambang Tbk	1-Month USD OBFR + 0.75%	Monthly	USD	4,396	May 2023	MSI	—	1,254	1,254
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	394,485	May 2023	MSI	—	70,988	70,988
Receive	Ares Management Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	456,207	May 2023	MSI	—	82,095	82,095
Receive	Arista Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	185,243	May 2023	MSI	—	27,139	27,139
Receive	Arista Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	544,850	May 2023	MSI	—	79,822	79,822
Receive	Arista Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,010,905	May 2023	MSI	—	148,101	148,101
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	274,439	May 2023	MSI	—	$56,838	$56,838
Receive	ASML Holding NV, NYRS	1-Month USD OBFR + 0.20%	Monthly	USD	56,600	May 2023	MSI	—	11,722	11,722
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,815,234	May 2023	MSI	$(6,367)	5,472	(895)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,825,709	May 2023	MSI	—	(428)	(428)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,653,421	May 2023	MSI	—	(621)	(621)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,155,499	May 2023	MSI	(3,597)	3,092	(505)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	933,332	May 2023	MSI	—	(219)	(219)
Receive	Astellas Pharma, Inc.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	5,278,820	May 2023	MSI	—	(1,236)	(1,236)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	665,156	May 2023	MSI	—	(22,968)	(22,968)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	151,874	May 2023	MSI	—	(5,244)	(5,244)
Receive	AstraZeneca PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	377,740	May 2023	MSI	—	(13,011)	(13,011)
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	435,769	May 2023	MSI	—	46,853	46,853
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	28,900	May 2023	MSI	—	3,107	3,107
Receive	Atlassian Corp. PLC, Class A	1-Month USD OBFR + 0.20%	Monthly	USD	707,582	May 2023	MSI	—	76,079	76,079
Receive	AXA SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	74,812	May 2023	MSI	—	5,823	5,823
Receive	Banco Bradesco SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	818,018	May 2023	MSI	—	83,824	83,824
Receive	Banco Bradesco SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	143,410	May 2023	MSI	—	16,586	16,586
Receive	Banco do Brasil SA	1-Month USD OBFR + 0.55%	Monthly	USD	93,359	May 2023	MSI	—	13,912	13,912
Receive	Banco do Brasil SA	1-Month USD OBFR + 0.55%	Monthly	USD	551,449	May 2023	MSI	—	72,550	72,550
Receive	Banco do Brasil SA	1-Month USD OBFR + 0.55%	Monthly	USD	170,692	May 2023	MSI	—	26,326	26,326
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	56,867	May 2023	MSI	—	4,322	4,322
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	1,081,343	May 2023	MSI	1	82,154	82,155
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	285,459	May 2023	MSI	—	21,695	21,695
Receive	Bankinter SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	409,537	May 2023	MSI	—	(13,740)	(13,740)
Receive	Bankinter SA	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	485,663	May 2023	MSI	—	(29,344)	(29,344)
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	177,232	May 2023	MSI	—	30,410	30,410
Receive	BAWAG Group AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	328,062	May 2023	MSI	—	11,895	11,895
Receive	Baxter International, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	15,968	May 2023	MSI	—	(1,548)	(1,548)
Receive	Bayer AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,144,643	May 2023	MSI	—	30,321	30,321
Receive	Bio-Techne Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	11,019	May 2023	MSI	—	1,303	1,303
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	275,994	May 2023	MSI	—	41,988	41,988
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	201,899	May 2023	MSI	—	30,716	30,716
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	284,440	May 2023	MSI	—	43,273	43,273
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	347,913	May 2023	MSI	—	52,929	52,929
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	159,834	May 2023	MSI	—	5,290	5,290
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	52,112	May 2023	MSI	—	1,814	1,814
Receive	Block, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	40,304	May 2023	MSI	—	—	—
Receive	Bloomberry Resorts Corp.	1-Month USD OBFR + 0.75%	Monthly	USD	13,554	May 2023	MSI	—	781	781
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.50%	Monthly	USD	104,155	May 2023	MSI	—	(4,921)	(4,921)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	20,081	May 2023	MSI	—	(947)	(947)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	16,065	May 2023	MSI	—	$(757)	$(757)
Receive	Blueprint Medicines Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	83,484	May 2023	MSI	—	(3,935)	(3,935)
Receive	Boston Scientific Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	53,171	May 2023	MSI	—	4,922	4,922
Receive	British American Tobacco PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	2,224,468	May 2023	MSI	$(71,405)	(78,322)	(149,727)
Receive	Bumble, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	272,844	May 2023	MSI	—	39,520	39,520
Receive	Bumble, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	807,747	May 2023	MSI	—	117,667	117,667
Receive	Cadence Bank	1-Month USD OBFR + 0.20%	Monthly	USD	491,084	May 2023	MSI	—	—	—
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	143,414	May 2023	MSI	—	6,654	6,654
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	103,013	May 2023	MSI	—	4,779	4,779
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	59,237	May 2023	MSI	—	2,748	2,748
Receive	Celldex Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	533,225	May 2023	MSI	—	24,739	24,739
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	252,531	May 2023	MSI	—	25,320	25,320
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	100,246	May 2023	MSI	—	10,051	10,051
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	100,346	May 2023	MSI	—	10,061	10,061
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	155,369	May 2023	MSI	—	15,578	15,578
Receive	Ceridian HCM Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	35,472	May 2023	MSI	—	3,557	3,557
Receive	Charles Schwab Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,945,400	May 2023	MSI	—	106,766	106,766
Receive	China Gas Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,547,173	May 2023	MSI	—	13,287	13,287
Receive	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	781,549	May 2023	MSI	—	60,451	60,451
Receive	Comerica, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	867,092	May 2023	MSI	—	34,719	34,719
Receive	Comerica, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	453,312	May 2023	MSI	—	18,151	18,151
Receive	Danaher Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	596,991	May 2023	MSI	—	82,919	82,919
Receive	Datadog, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	317,023	May 2023	MSI	—	28,282	28,282
Receive	DISH Network Corp., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	41,890	May 2023	MSI	—	(924)	(924)
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	71,907	May 2023	MSI	—	2,630	2,630
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	157,564	May 2023	MSI	—	5,762	5,762
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	168,412	May 2023	MSI	—	6,159	6,159
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,213,348	May 2023	MSI	—	44,374	44,374
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	122,264	May 2023	MSI	—	4,471	4,471
Receive	Dynatrace, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	853,160	May 2023	MSI	—	31,201	31,201
Receive	Edwards Lifesciences Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	34,403	May 2023	MSI	—	362	362
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,324,080	May 2023	MSI	—	(923)	(923)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	5,122,275	May 2023	MSI	—	(1,094)	(1,094)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,300,995	May 2023	MSI	—	(278)	(278)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,418,355	May 2023	MSI	—	(943)	(943)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,274,485	May 2023	MSI	—	(699)	(699)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	1,942,065	May 2023	MSI	—	(415)	(415)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,620,845	May 2023	MSI	—	(560)	(560)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	3,060,795	May 2023	MSI	—	(654)	(654)
Receive	Eisai Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	2,620,845	May 2023	MSI	—	(560)	(560)
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	54,270	May 2023	MSI	—	(1,353)	(1,353)
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,140,650	May 2023	MSI	—	(28,305)	(28,305)
Receive	Elevance Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	52,314	May 2023	MSI	—	(1,298)	(1,298)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Encompass Health Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	536,976	May 2023	MSI	—	$17,084	$17,084
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,742,701	May 2023	MSI	—	18,230	18,230
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	525,764	May 2023	MSI	—	5,500	5,500
Receive	Endeavour Mining PLC	1-Month CAD CDOR + 0.20%	Monthly	CAD	700,960	May 2023	MSI	—	7,333	7,333
Receive	Enhabit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	100,914	May 2023	MSI	—	(5,619)	(5,619)
Receive	Erste Group Bank AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	485,842	May 2023	MSI	—	5,039	5,039
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	354,090	May 2023	MSI	—	90,850	90,850
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	113,603	May 2023	MSI	—	29,147	29,147
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	138,683	May 2023	MSI	—	35,582	35,582
Receive	Etsy, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	386,925	May 2023	MSI	—	99,274	99,274
Receive	Fidelity National Financial, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	735,889	May 2023	MSI	—	64,679	64,679
Receive	Fifth Third Bancorp	1-Month USD OBFR + 0.20%	Monthly	USD	1,001,538	May 2023	MSI	—	23,222	23,222
Receive	First Interstate BancSystem, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	497,992	May 2023	MSI	—	—	—
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	776,042	May 2023	MSI	—	132,319	132,319
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	157,775	May 2023	MSI	—	26,901	26,901
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	468,524	May 2023	MSI	—	79,886	79,886
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,095,561	May 2023	MSI	—	186,798	186,798
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,240,873	May 2023	MSI	—	211,575	211,575
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	330,321	May 2023	MSI	—	56,321	56,321
Receive	Five9, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	112,723	May 2023	MSI	—	19,220	19,220
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	180,945	May 2023	MSI	—	8,877	8,877
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	340,923	May 2023	MSI	—	16,725	16,725
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	258,104	May 2023	MSI	—	12,662	12,662
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	387,051	May 2023	MSI	—	18,988	18,988
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	550,593	May 2023	MSI	—	27,011	27,011
Receive	FleetCor Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	56,401	May 2023	MSI	—	2,767	2,767
Receive	Flowserve Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	384,555	May 2023	MSI	—	80,127	80,127
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	8,868	May 2023	MSI	$2	(917)	(915)
Receive	Ganfeng Lithium Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	3,548	May 2023	MSI	(1)	(367)	(368)
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	430,391	May 2023	MSI	—	38,355	38,355
Receive	Genpact, Ltd.	1-Month USD OBFR + 0.20%	Monthly	USD	464,451	May 2023	MSI	—	41,390	41,390
Receive	Genus PLC	1-Month GBP SONIA Compounded OIS + 0.50%	Monthly	GBP	291,750	May 2023	MSI	—	77,417	77,417
Receive	Global Blood Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,685,016	May 2023	MSI	—	(154,236)	(154,236)
Receive	Hangzhou Tigermed Consulting Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	851,828	May 2023	MSI	—	(107,885)	(107,885)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	124,350	May 2023	MSI	—	3,190	3,190
Receive	Horizon Therapeutics PLC	1-Month USD OBFR + 0.20%	Monthly	USD	3,793,657	May 2023	MSI	—	17,801	17,801
Receive	Horizon Therapeutics PLC	1-Month USD OBFR + 0.20%	Monthly	USD	536,445	May 2023	MSI	—	2,517	2,517
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	135,486	May 2023	MSI	—	16,887	16,887
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	53,100	May 2023	MSI	—	6,618	6,618
Receive	HubSpot, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	553,442	May 2023	MSI	—	68,981	68,981
Receive	Humana, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	48,754	May 2023	MSI	—	(506)	(506)
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	111,640	May 2023	MSI	—	14,478	14,478
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	219,444	May 2023	MSI	—	27,970	27,970
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	575,320	May 2023	MSI	—	73,343	73,343
Receive	Hypera SA	1-Month USD OBFR + 0.55%	Monthly	USD	277,011	May 2023	MSI	—	35,307	35,307
Receive	Illumina, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	584,848	May 2023	MSI	—	84,536	84,536
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Inari Medical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	581,661	May 2023	MSI	—	$29,918	$29,918
Receive	Incyte Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	696,261	May 2023	MSI	—	(20,890)	(20,890)
Receive	Insulet Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,001,824	May 2023	MSI	—	66,297	66,297
Receive	Intellia Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,168,462	May 2023	MSI	—	(6,429)	(6,429)
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	87,237	May 2023	MSI	—	14,128	14,128
Receive	Intuit, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	38,903	May 2023	MSI	—	6,300	6,300
Receive	Investor AB, B Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	5,291,564	May 2023	MSI	—	48,532	48,532
Receive	Investor AB, B Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	9,400,578	May 2023	MSI	—	86,218	86,218
Receive	Investor AB, B Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	4,435,563	May 2023	MSI	—	40,681	40,681
Receive	Johnson & Johnson	1-Month USD OBFR + 0.20%	Monthly	USD	1,190,042	May 2023	MSI	—	(25,532)	(25,532)
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	39,148	May 2023	MSI	—	6,852	6,852
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	39,800	May 2023	MSI	—	6,966	6,966
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	407,788	May 2023	MSI	—	71,377	71,377
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	336,669	May 2023	MSI	—	58,929	58,929
Receive	KLA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	435,843	May 2023	MSI	—	76,288	76,288
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	5,148	May 2023	MSI	—	(87)	(87)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	51,475	May 2023	MSI	—	(869)	(869)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	46,698	May 2023	MSI	—	(789)	(789)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	25,367	May 2023	MSI	—	(428)	(428)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	41,180	May 2023	MSI	—	(696)	(696)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	61,770	May 2023	MSI	—	(1,043)	(1,043)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	82,360	May 2023	MSI	—	(1,391)	(1,391)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	20,590	May 2023	MSI	—	(348)	(348)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	41,180	May 2023	MSI	—	(696)	(696)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.50%	Monthly	EUR	144,130	May 2023	MSI	—	(2,434)	(2,434)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	27,364	May 2023	MSI	—	(462)	(462)
Receive	Koninklijke Philips NV	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	14,372	May 2023	MSI	—	(243)	(243)
Receive	Korea Electric Power Corp.	1-Month USD OBFR + 0.55%	Monthly	USD	539,595	May 2023	MSI	—	33,235	33,235
Receive	Korea Electric Power Corp.	1-Month USD OBFR + 0.55%	Monthly	USD	800,387	May 2023	MSI	—	49,298	49,298
Receive	Kymera Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	63,766	May 2023	MSI	—	(3,335)	(3,335)
Receive	L E Lundbergforetagen AB, B Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	981,077	May 2023	MSI	—	9,923	9,923
Receive	L E Lundbergforetagen AB, B Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	1,451,941	May 2023	MSI	—	14,686	14,686
Receive	L E Lundbergforetagen AB, B Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	4,237,780	May 2023	MSI	—	42,865	42,865
Receive	Laboratory Corp. of America Holdings	1-Month USD OBFR + 0.20%	Monthly	USD	534,743	May 2023	MSI	—	38,324	38,324
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	263,191	May 2023	MSI	—	(917)	(917)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	310,886	May 2023	MSI	—	(1,084)	(1,084)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	322,079	May 2023	MSI	—	(1,123)	(1,123)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	248,707	May 2023	MSI	—	(867)	(867)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	310,889	May 2023	MSI	—	(1,084)	(1,084)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	497,420	May 2023	MSI	—	(1,734)	(1,734)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	108,507	May 2023	MSI	—	(378)	(378)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	136,789	May 2023	MSI	—	(477)	(477)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	9,949	May 2023	MSI	—	$(35)	$(35)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	47,254	May 2023	MSI	—	(165)	(165)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	106,945	May 2023	MSI	—	(373)	(373)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	320,838	May 2023	MSI	—	(1,118)	(1,118)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	104,641	May 2023	MSI	—	(365)	(365)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	114,951	May 2023	MSI	—	(401)	(401)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	668,522	May 2023	MSI	—	(2,330)	(2,330)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	58,088	May 2023	MSI	—	(202)	(202)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	263,040	May 2023	MSI	—	(917)	(917)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	129,876	May 2023	MSI	—	(453)	(453)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	129,876	May 2023	MSI	—	(453)	(453)
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	70,430	May 2023	MSI	—	11,186	11,186
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	185,093	May 2023	MSI	—	29,396	29,396
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	47,434	May 2023	MSI	—	7,533	7,533
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	253,524	May 2023	MSI	—	40,265	40,265
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	285,529	May 2023	MSI	—	45,348	45,348
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	69,542	May 2023	MSI	—	11,045	11,045
Receive	Lightspeed Commerce, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	80,327	May 2023	MSI	—	12,758	12,758
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	971,782	May 2023	MSI	—	131,513	131,513
Receive	M&T Bank Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	449,104	May 2023	MSI	—	60,778	60,778
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	304,124	May 2023	MSI	—	47,234	47,234
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	367,629	May 2023	MSI	—	57,098	57,098
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	107,916	May 2023	MSI	—	16,761	16,761
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	157,294	May 2023	MSI	—	24,430	24,430
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	150,495	May 2023	MSI	—	23,374	23,374
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	221,233	May 2023	MSI	—	34,360	34,360
Receive	Marvell Technology, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	442,515	May 2023	MSI	—	68,728	68,728
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.50%	Monthly	USD	1,851,417	May 2023	MSI	—	116,748	116,748
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	642,525	May 2023	MSI	—	41,533	41,533
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	314,611	May 2023	MSI	—	20,337	20,337
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	437,662	May 2023	MSI	—	28,291	28,291
Receive	Mastercard, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	107,088	May 2023	MSI	—	6,922	6,922
Receive	MediaTek, Inc.	1-Month USD OBFR + 0.55%	Monthly	USD	809,095	May 2023	MSI	—	31,344	31,344
Receive	MediaTek, Inc.	1-Month USD OBFR + 0.55%	Monthly	USD	478,649	May 2023	MSI	—	4,910	4,910
Receive	MediaTek, Inc.	1-Month USD OBFR + 0.55%	Monthly	USD	397,287	May 2023	MSI	—	(5,769)	(5,769)
Receive	Meta Platforms, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	55,010	May 2023	MSI	—	(1,906)	(1,906)
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	1,263,109	May 2023	MSI	—	120,891	120,891
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	399,317	May 2023	MSI	—	38,262	38,262
Receive	Molina Healthcare, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	28,693	May 2023	MSI	—	2,749	2,749
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	537,459	May 2023	MSI	—	67,451	67,451
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,025,529	May 2023	MSI	—	128,705	128,705
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	303,830	May 2023	MSI	—	38,131	38,131
Receive	MongoDB, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	60,211	May 2023	MSI	—	7,557	7,557
Receive	Morphic Holding, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,170,118	May 2023	MSI	—	108,440	108,440
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	115,828	May 2023	MSI	—	3,087	3,087
Receive	NanoString Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	2,654	May 2023	MSI	—	71	71
Receive	NeoGenomics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	35,038	May 2023	MSI	—	7,920	7,920
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	10,483,380	May 2023	MSI	—	(831)	(831)
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	24,869,880	May 2023	MSI	—	(1,961)	(1,961)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Nippon Shinyaku Company, Ltd.	1-Month JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	63,467,400	May 2023	MSI	—	$(5,005)	$(5,005)
Receive	Novartis AG	1-Month CHF SARON Compounded OIS + 0.30%	Monthly	CHF	614,610	May 2023	MSI	—	(6,491)	(6,491)
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	1,014,758	May 2023	MSI	—	153,928	153,928
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	398,463	May 2023	MSI	—	60,443	60,443
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	510,846	May 2023	MSI	—	77,490	77,490
Receive	NVIDIA Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	58,635	May 2023	MSI	—	8,894	8,894
Receive	Okta, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	418,013	May 2023	MSI	—	19,429	19,429
Receive	Okta, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	459,946	May 2023	MSI	—	21,378	21,378
Receive	Okta, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	492,383	May 2023	MSI	—	22,885	22,885
Receive	Okta, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	483,075	May 2023	MSI	—	22,453	22,453
Receive	Okta, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	88,681	May 2023	MSI	—	—	—
Receive	Owens & Minor, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	11,613	May 2023	MSI	—	1,198	1,198
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	337,949	May 2023	MSI	—	(6,763)	(6,763)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	473,842	May 2023	MSI	—	(9,483)	(9,483)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	98,229	May 2023	MSI	—	(1,966)	(1,966)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	105,864	May 2023	MSI	—	(2,119)	(2,119)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	373,577	May 2023	MSI	—	(7,476)	(7,476)
Receive	Palo Alto Networks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	327,261	May 2023	MSI	—	(6,549)	(6,549)
Receive	PayPal Holdings, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	851,435	May 2023	MSI	—	34,074	34,074
Receive	Pembina Pipeline Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,893,981	May 2023	MSI	—	175,873	175,873
Receive	Pfizer, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	191,837	May 2023	MSI	—	(3,236)	(3,236)
Receive	Pinnacle Financial Partners, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	450,349	May 2023	MSI	—	24,165	24,165
Receive	Popular, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	503,653	May 2023	MSI	—	7,715	7,715
Receive	Primoris Services Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	360,697	May 2023	MSI	—	35,212	35,212
Receive	PTC Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	66,606	May 2023	MSI	—	(453)	(453)
Receive	QuidelOrtho Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	96,783	May 2023	MSI	—	501	501
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	3,177,434	May 2023	MSI	—	(137,226)	(137,226)
Receive	Rothschild & Company	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	344,004	May 2023	MSI	—	54,661	54,661
Receive	S&P Global, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,077,354	May 2023	MSI	—	84,032	84,032
Receive	Sage Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	530,865	May 2023	MSI	—	(13,012)	(13,012)
Receive	SAIC Motor Corp, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	215,856	May 2023	MSI	—	2,105	2,105
Receive	SAIC Motor Corp, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	658,464	May 2023	MSI	—	6,420	6,420
Receive	Sarepta Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,929,257	May 2023	MSI	—	214,726	214,726
Receive	Seagen, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	626,021	May 2023	MSI	—	4,037	4,037
Receive	Seagen, Inc.	1-Month USD OBFR + 0.25%	Monthly	USD	933,581	May 2023	MSI	—	6,021	6,021
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	196,581	May 2023	MSI	—	1,271	1,271
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	212,844	May 2023	MSI	—	1,377	1,377
Receive	Seagen, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,914,878	May 2023	MSI	—	12,384	12,384
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	7,286	May 2023	MSI	—	36	36
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Month HKD HIBOR + 0.40%	Monthly	HKD	32,839	May 2023	MSI	—	162	162
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	499,003	May 2023	MSI	—	(54,320)	(54,320)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	646,964	May 2023	MSI	—	(70,427)	(70,427)
Receive	Smith & Nephew PLC	1-Month GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	179,588	May 2023	MSI	—	(19,550)	(19,550)
Receive	Snowflake, Inc., Class A	1-Month USD OBFR + 0.20%	Monthly	USD	375,793	May 2023	MSI	—	4,738	4,738
Receive	Stoke Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	117,493	May 2023	MSI	—	(2,487)	(2,487)
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Stoke Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	181,170	May 2023	MSI	—	$(3,835)	$(3,835)
Receive	Stoke Therapeutics, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	26,727	May 2023	MSI	—	(566)	(566)
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	109,845	May 2023	MSI	—	11,596	11,596
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	194,565	May 2023	MSI	—	20,540	20,540
Receive	Stryker Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	983,733	May 2023	MSI	—	103,851	103,851
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	156,323	May 2023	MSI	—	13,491	13,491
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	219,158	May 2023	MSI	—	18,913	18,913
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	260,951	May 2023	MSI	—	22,520	22,520
Receive	Syneos Health, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	749,943	May 2023	MSI	—	64,720	64,720
Receive	Synovus Financial Corp.	1-Month USD OBFR + 0.20%	Monthly	USD	31,836	May 2023	MSI	—	3,597	3,597
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	262,327	May 2023	MSI	—	2,104	2,104
Receive	Talanx AG	1-Month EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,847,842	May 2023	MSI	—	14,823	14,823
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.50%	Monthly	USD	2,930	May 2023	MSI	—	(46)	(46)
Receive	Teleflex, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	20,019	May 2023	MSI	—	(315)	(315)
Receive	Tenaris SA, ADR	1-Month USD OBFR + 0.20%	Monthly	USD	847,084	May 2023	MSI	—	111,970	111,970
Receive	The Goldman Sachs Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,442,314	May 2023	MSI	—	193,042	193,042
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	226,249	May 2023	MSI	—	(431)	(431)
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	32,691	May 2023	MSI	—	(62)	(62)
Receive	Trupanion, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	364,145	May 2023	MSI	—	(694)	(694)
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	311,745	May 2023	MSI	—	25,408	25,408
Receive	Uber Technologies, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	54,522	May 2023	MSI	—	4,444	4,444
Receive	Ulta Beauty, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	347,982	May 2023	MSI	—	(7,520)	(7,520)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	491,453	May 2023	MSI	—	(87,371)	(87,371)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,351,656	May 2023	MSI	—	(240,300)	(240,300)
Receive	United Community Banks, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	476,284	May 2023	MSI	—	43,731	43,731
Receive	United Tractors Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	27,104	May 2023	MSI	$(3,192)	6,662	3,470
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	333,213	May 2023	MSI	—	7,706	7,706
Receive	UnitedHealth Group, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	109,658	May 2023	MSI	—	2,536	2,536
Receive	Vale Indonesia Tbk PT	1-Month USD OBFR + 0.75%	Monthly	USD	17,912	May 2023	MSI	—	5,312	5,312
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	315,876	May 2023	MSI	—	(4,344)	(4,344)
Receive	Veracyte, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	5,178	May 2023	MSI	—	(71)	(71)
Receive	Wells Fargo & Company	1-Month USD OBFR + 0.20%	Monthly	USD	44,914	May 2023	MSI	—	2,963	2,963
Receive	Wells Fargo & Company	1-Month USD OBFR + 0.20%	Monthly	USD	3,064,432	May 2023	MSI	—	202,188	202,188
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	2,456,444	May 2023	MSI	—	9,922	9,922
Receive	WH Group, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	4,023,613	May 2023	MSI	—	16,252	16,252
Receive	Wuxi Lead Intelligent Equipment Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	145,775	May 2023	MSI	—	(5,528)	(5,528)
Receive	Wuxi Lead Intelligent Equipment Company, Ltd., Class A	1-Month USD OBFR + 0.70%	Monthly	USD	704,388	May 2023	MSI	—	(26,713)	(26,713)
Receive	XPeng, Inc., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	361,806	May 2023	MSI	—	(62,819)	(62,819)
Receive	XPeng, Inc., ADR	1-Month USD OBFR + 0.20%	Monthly	USD	347,243	May 2023	MSI	—	(60,290)	(60,290)
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.70%	Monthly	USD	480,774	May 2023	MSI	370	34,028	34,398
Receive	Zhejiang HangKe Technology, Inc., Company, Class A	1-Month USD OBFR + 0.70%	Monthly	USD	2,842	May 2023	MSI	—	201	201
Receive	Zoetis, Inc.	1-Month USD OBFR + 0.20%	Monthly	USD	1,070,628	May 2023	MSI	—	50,443	50,443
								$(897,439)	$(17,825,385)	$(18,722,824)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$26,901,848	$13,519,449	$13,382,399	—
Consumer discretionary	17,741,782	14,391,069	3,350,713	—
Consumer staples	4,109,727	—	4,109,727	—
Energy	32,429,125	25,319,688	7,109,437	—
Financials	150,197,089	109,874,739	40,322,350	—
Health care	142,566,345	107,307,262	35,259,083	—
Industrials	43,576,013	20,854,016	22,721,997	—
Information technology	104,023,034	101,597,933	2,425,101	—
Materials	15,560,895	6,624,905	8,935,990	—
|	43

	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Real estate	$1,954,621	$1,954,621	—	—
Utilities	5,952,406	2,898,695	$3,053,711	—
Preferred securities	7,557,770	—	7,557,770	—
Exchange-traded funds	2,989,710	2,989,710	—	—
Corporate bonds	3,772,588	—	3,772,588	—
Warrants	2,726	2,726	—	—
Purchased options	1,831,514	1,632,457	199,057	—
Short-term investments	459,633,731	63,519,995	396,113,736	—
Total investments in securities	$1,020,800,924	$472,487,265	$548,313,659	—
Derivatives:
Assets
Forward foreign currency contracts	$1,594,273	—	$1,594,273	—
Swap contracts	17,774,609	—	17,774,609	—
Liabilities
Futures	(235,365)	$(235,365)	—	—
Forward foreign currency contracts	(2,262,965)	—	(2,262,965)	—
Written options	(429,086)	(429,086)	—	—
Swap contracts	(36,497,433)	—	(36,497,433)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$913,669	$43,533,209	$(44,445,138)	$(1,786)	$46	$72,087	$297	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
44	|